                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                           SELECT SECTOR SPDR(R) TRUST
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                      Copy to:
       Stephanie M. Nichols, Esq.                      Stuart Strauss, Esq.
   State Street Bank and Trust Company                Mayer Brown Rowe & Maw
      One Federal Street, 9th Floor                        1675 Broadway
            Boston, MA 02110                       New York, New York 10019-5820

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30, 2003

Date of reporting period:  March 31, 2003

Item 1

================================================================================

                          THE SELECT SECTOR SPDR TRUST




                                     [LOGO]






                               SEMI-ANNUAL REPORT


                               =================

                                 MARCH 31, 2003

                               =================








                              [SELECT SECTOR LOGO]

     Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SECTOR SPDR FUND                        XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
              CHAIRMAN'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

We are pleased to present the Select Sector SPDR Trust's semi-annual report for the six-month period ending March 31, 2003 together with each of the Fund's Management's Discussion and Analysis.
During the last six months, the U.S. stock market experienced a positive return as measured by the S&P 500. The S&P 500 gained 5.02% during the six-month period ended March 31, 2003. The gains were widespread across the market sectors, as seven of the nine sector indices realized positive returns. During the 4th quarter 2002, hopes of an economic rebound helped to buoy the market. Technology Select Sector Index stocks were particularly favored during this period and posted a 21.72% increase over the six month period ended March 31, 2003. Throughout the second half of the six month period sentiment turned, focusing on the looming war in Iraq, additional corporate scandals, and fears of a double dip recession. As a result, consumer related sectors were particularly hard hit, with the Consumer Staples sector falling 5.33%, posting the lowest performance across all sectors.

From an individual stock level, there were notable performers at both ends of the spectrum. Unfortunately, the biggest newsmaker was HealthSouth. HealthSouth's CFO and two former CFOs were indicted on charges of conspiring to inflate the company's earnings. The company's market value was virtually wiped out when the news was released.

Telecommunications stocks, which are included in the Technology Select Sector SPDR Fund, had a strong showing during the six month period ended March 31, 2003. Nextel Communications rose 77%, AT&T Wireless rose 60%, and Verizon, Sprint, and Qualcomm all gained more than 30%. The telecommunications sector has been through a brutal bear market for quite some time, but these securities provided significant gains for the first time in recent history.

In the Management's Discussion and Analysis pages that follow, we have provided additional information on the performance of each of the Select Sector SPDR Funds. Additional information on the Select Sector SPDR Funds can be found on our newly enhanced web-site at www.spdrindex.com where new tools and features have been added. We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely

/s/ Kathleen C. Cuocolo
Kathleen C. Cuocolo
Chairman of the Board

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
The Consumer Discretionary Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this, the Consumer Discretionary Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Discretionary Select Sector Index. For the six-month period ending March 31, 2003, the Fund returned 0.55% as compared to the Consumer Discretionary Select Sector Index return of 0.68% and the S&P 500 Index return of 5.02%.

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. The Consumer Discretionary Select Sector Index return lagged behind most of the other sectors in the S&P 500 Index over the last six months.

Auto and auto-related stocks fared poorly during the past six months, with Goodyear (-40%), Ford (-21%), Harley Davidson (-14%), AutoZone (-12%), and General Motors (-11%) leading the decline. These stocks alone detracted nearly 1% from the Consumer Discretionary Select Sector Fund's return. Restaurant stocks Darden Restaurants (-26%), McDonalds Corp (-16%), Wendys International (-16%), and Yum Brands (-12%) also performed poorly during the last six months, as severe winter weather and the war in Iraq cut into sales. Despite the poor environment for consumer spending, there were some positive performers in the specialty retail area. Gap Inc (+33%), Best Buy (+20%) and Tiffany and Co (+17%) all posted strong results as retailers who have been able to effectively manage their expense growth during these tough times.

                              [Performance Chart]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                                                CONSUMER
                                                              DISCRETIONARY
                                                                 SELECT
                                                                 SECTOR
                                                                  SPDR          S&P 500
                                                                  FUND           INDEX
                                                              -------------    ---------
12/16/98                                                         $10,000        $10,000

12/31/98                                                         $10,705        $10,584

03/31/99                                                         $11,652        $11,111

06/30/99                                                         $12,145        $11,895

09/30/99                                                         $10,717        $11,152

12/31/99                                                         $12,675        $12,811

03/31/00                                                         $11,973        $13,104

06/30/00                                                         $10,611        $12,756

09/30/00                                                         $10,275        $12,631

12/31/00                                                         $10,575        $11,644

03/31/01                                                         $10,807        $10,264

06/30/01                                                         $11,440        $10,864

09/30/01                                                         $ 9,613        $ 9,269

12/31/01                                                         $11,988        $10,260

03/31/02                                                         $12,520        $10,288

06/30/02                                                         $11,504        $ 8,909

09/30/02                                                         $ 9,523        $ 7,370

12/31/02                                                         $ 9,717        $ 7,992

03/31/03                                                         $ 9,576        $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    --------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              ---------------------------------------------
                                                            CONSUMER
                               NET ASSET    MARKET       DISCRETIONARY
                                 VALUE       VALUE    SELECT SECTOR INDEX
    -----------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03   -23.53%     -23.80%         -23.35%
    -----------------------------------------------------------------------
       THREE YEARS ENDED        -20.03%     -20.51%         -19.20%
       3/31/03
    -----------------------------------------------------------------------
       SINCE INCEPTION (1)       -7.35%      -8.01%          -6.07%
    -----------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------------------------------
                                                                     CONSUMER
                                       NET ASSET     MARKET       DISCRETIONARY
                                         VALUE       VALUE     SELECT SECTOR INDEX
    -----------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03           -23.53%     -23.80%          -23.35%
    -----------------------------------------------------------------------
       THREE YEARS ENDED                 -7.18%      -7.37%           -6.86%
       3/31/03
    -----------------------------------------------------------------------
       SINCE INCEPTION (1)               -1.77%      -1.94%           -1.46%
    -----------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION      WAL-MART         COMCAST         VIACOM           HOME DEPOT       AOL TIME
                        STORES           CORPORATION     INCORPORATED     INCORPORATED     WARNER
                        INCORPORATED                                                       INCORPORATED
    --------------------------------------------------------------------------------------------------------------
       SHARES           621,067          324,720         247,724          327,199          628,885
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $32,314,116      9,283,745       9,046,880        7,970,568        6,829,691
    --------------------------------------------------------------------------------------------------------------
       % OF             21.34            6.13            5.98             5.26             4.51
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199                           50-99        100-199
                                     BASIS         BASIS      >200 BASIS            BASIS         BASIS      >200 BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8             3             0                  2             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2             2             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9             2             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1             0             0                  0             1             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the six-month period ending March 31, 2003, the Fund returned -5.44% as compared to the Consumer Staples Select Sector Index return of -5.33% and the S&P 500 Index return of 5.02%.

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. The Consumer Staples Select Sector Index was the worst performing sector during the six months ended March 31, 2003. Since many of the industries within the Consumer Staples Select Sector are considered defensive in nature, it is not surprising that this sector was not the first to participate in the market's modest rally.

Tobacco stocks declined as continuing litigation and settlement fears forced ratings agencies to re-evaluate tobacco companies for potential downgrading. Altria Group, Inc. (-19%) and RJ Reynolds (-15%) posted negative returns over the past six-months ended March 31, 2003. Despite achieving record US sales volume in 2002, Anheuser-Busch fell 7% and Adolph Coors Co. fell 13% over the last six months. Disappointing earnings and the potential for more restrictive packaging laws and regulations caused these alcohol-related stocks to drop. A severe winter and the same threat of new packaging laws that would increase costs hurt companies such as Pepsi Bottling Group (-23%) and Coca-Cola (-14%). Household and consumer product manufacturers such as Avon Products (+24%), Clorox (+16%), and Gillette (+5%) were some of the few bright spots within the Consumer Staples Select Sector as strong growth opportunities for their product lines encouraged investors.

[LINE GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                                     CONSUMER STAPLES
                                                      SELECT SECTOR
                                                        SPDR FUND        S&P 500 INDEX
                                                     ----------------    -------------
  12/16/98                                               $10,000            $10,000
  12/31/98                                               $10,451            $10,584
  03/31/99                                               $10,193            $11,111
  06/30/99                                               $ 9,890            $11,895
  09/30/99                                               $ 8,755            $11,152
  12/31/99                                               $ 8,916            $12,811
  03/31/00                                               $ 8,228            $13,104
  06/30/00                                               $ 9,875            $12,756
  09/30/00                                               $ 9,797            $12,631
  12/31/00                                               $11,212            $11,644
  03/31/01                                               $ 9,798            $10,264
  06/30/01                                               $ 9,644            $10,864
  09/30/01                                               $ 9,945            $ 9,269
  12/31/01                                               $10,098            $10,260
  03/31/02                                               $10,390            $10,288
  06/30/02                                               $ 8,922            $ 8,909
  09/30/02                                               $ 7,989            $ 7,370
  12/31/02                                               $ 8,083            $ 7,992
  03/31/03                                               $ 7,554            $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    ------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              ----------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03   -27.31%     -27.36%          -27.18%
    ------------------------------------------------------------------------
       THREE YEARS ENDED         -8.18%      -8.44%           -7.62%
       3/31/03
    ------------------------------------------------------------------------
       SINCE INCEPTION (1)      -25.61%     -25.65%          -24.87%
    ------------------------------------------------------------------------

    -------------------------  ---------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURN
                               -------------------------------------------------------
                                         NET ASSET     MARKET      CONSUMER STAPLES
                                           VALUE       VALUE     SELECT SECTOR INDEX
    ------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03             -27.31%     -27.36%          -27.18%
    ------------------------------------------------------------------------
       THREE YEARS ENDED                   -2.80%      -2.90%           -2.61%
       3/31/03
    ------------------------------------------------------------------------
       SINCE INCEPTION (1)                 -6.69%      -6.70%           -6.48%
    ------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PROCTER &        COCA-COLA       PEPSICO, INC.      ALTRIA GROUP, INC.     GILLETTE
                          GAMBLE CO.       COMPANY                                                   COMPANY
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             405,306          777,223         541,398            648,532                330,483
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $36,092,499      31,461,987      21,655,920         19,430,019             10,225,114
    -----------------------------------------------------------------------------------------------------------------------
       % OF               16.08            14.02           9.65               8.66                   4.56
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    --------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                     50-99         100-199          >200
                                     BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS
                                 -----------------------------------------------------
                2003
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0
    -------------------------------------------------------------------------
                2002
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         2             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0
    -------------------------------------------------------------------------
                2001
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         2             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         4             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0
    -------------------------------------------------------------------------
                2000
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         3             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         7             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         9             1              0
    -------------------------------------------------------------------------
                1999
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         9             1              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        15             1              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        11             1              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0
    -------------------------------------------------------------------------
                1998
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0
    -------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                                -----------------------------------------------------
                                      50-99         100-199          >200
                                      BASIS          BASIS          BASIS
                                      POINTS         POINTS         POINTS
                                -----------------------------------------------------
                2003
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03          0             0              0
    -------------------------------------------------------------------------
                2002
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02          0             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          3             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          3             0              0
    -------------------------------------------------------------------------
                2001
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          9             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          7             1              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          2             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          5             0              0
    -------------------------------------------------------------------------
                2000
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          1             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          9             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          6             0              0
    -------------------------------------------------------------------------
                1999
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          3             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          3             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          1             0              0
    -------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          1             0              0
    -------------------------------------------------------------------------
                1998
    -------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         0             0              0
    -------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six month period ending March 31, 2003, the Fund had a return of 6.77% as compared to the Energy Select Sector Index return of 6.95% and the S&P 500 Index return of 5.02%

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. Despite investors' non-commitment of capital, rising energy prices had a positive impact on the Energy Select Sector during the six month period ended March 31, 2003. The Energy Sector Index's weight for the period was approximately 5.99% of the total S&P 500 Index and contributed nearly 46 basis points to the S&P 500 total return for the period.

Exxon Mobil Corp. had the largest positive impact to the Energy Select Sector Fund with a return for the period of (+10%). Other strong contributors included Halliburton Co. (+61%), and Conoco Phillips (+16%). The companies that were the biggest detractors from the Energy Select Sector SPDR Fund included Amerada Hess Corp. (-35%), ChevronTexaco Corp. (-7%) and Unocal Corp. (-16%). Halliburton Co. saw the largest percent of its price appreciation during October and November of last year, which was due largely to positive earnings news and rumors of a potential asbestos suit settlement. On the other hand Amerada Hess Corp. was hurt by concerns over lowering debt ratings, and impairment charges negatively affecting valuation.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Since commencement of investment operations)
CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                                            ENERGY
                                                            SELECT
                                                            SECTOR
                                                             SPDR            S&P 500
                                                             FUND             INDEX
                                                         -------------    -------------
  12/16/98.............................................     $10,000          $10,000
  12/31/98.............................................     $ 9,835          $10,584
  03/31/99.............................................     $10,483          $11,111
  06/30/99.............................................     $11,993          $11,895
  09/30/99.............................................     $11,791          $11,152
  12/31/99.............................................     $11,707          $12,811
  03/31/00.............................................     $12,672          $13,104
  06/30/00.............................................     $13,098          $12,756
  09/30/00.............................................     $14,314          $12,631
  12/31/00.............................................     $14,558          $11,644
  03/31/01.............................................     $13,514          $10,264
  06/30/01.............................................     $13,419          $10,864
  09/30/01.............................................     $11,482          $ 9,269
  12/31/01.............................................     $11,885          $10,260
  03/31/02.............................................     $12,913          $10,288
  06/30/02.............................................     $11,780          $ 8,909
  09/30/02.............................................     $ 9,561          $ 7,370
  12/31/02.............................................     $10,138          $ 7,992
  03/31/03.............................................     $10,207          $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------
                                            CUMULATIVE TOTAL RETURN
                                 ------------------------------------------------------
                                  NET ASSET    MARKET           ENERGY
                                    VALUE       VALUE    SELECT SECTOR INDEX
    -----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03      -20.96%     -20.95%         -20.82%
    -----------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/03   -19.45%     -19.47%         -18.67%
    -----------------------------------------------------------------------------------
       SINCE INCEPTION (1)           3.68%       3.44%           5.04%
    -----------------------------------------------------------------------------------

    ----------------------------  -----------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------------------------
                                   NET ASSET    MARKET           ENERGY
                                     VALUE       VALUE    SELECT SECTOR INDEX
    -----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03       -20.96%     -20.95%         -20.82%
    -----------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/03     -6.96%      -6.96%          -6.66%
    -----------------------------------------------------------------------------------
       SINCE INCEPTION (1)            0.85%       0.80%           1.16%
    -----------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL      CHEVRON     CONOCO PHILLIPS     SCHLUMBERGER     HALLIBURTON
                          CORPORATION      TEXACO      INCORPORATED        LIMITED          COMPANY
                                           CORPORATION
    --------------------------------------------------------------------------------------------------------------
       SHARES             2,423,635        851,339     584,911             412,546          641,321
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $84,706,043                  31,351,230          15,680,873       13,294,584
                                         55,039,066
    --------------------------------------------------------------------------------------------------------------
       % OF               23.20            15.07       8.59                4.29             3.64
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        0             0             0                  4             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             1             0                  1             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0             0             0                  3             0             0
    ------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  1             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0             0             0                  2             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        4             0             0                  5             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        5             1             0                  4             0             0
    ------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        1             0             0                  2             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        0             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2             0             0                  5             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        7             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six month period ending March 31, 2003, the Fund had a return of 1.81% as compared to the Financial Select Sector Index return of 1.95% and the S&P 500 Index return of 5.02%. During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. As of March 31, 2003, the Fed funds rate stood at 1.25%. The Financial Sector Index's weight for the period was approximately 20.4% of the total S&P 500 Index and contributed approximately 40 basis points to the S&P 500 total return for the period.
The best performing stock for the six month period March 31, 2003, was Providian Financial Corp. with a return of 34%. Providian's CEO expects a break even first quarter 2003 along with improved credit collections and reduced managed net credit losses for the remainder of 2003. Other companies that were strong contributors to the Financial Select Sector's returns were Citigroup (+17%), JP Morgan Chase (+29%) and Morgan Stanley (+15%). Morgan Stanley along with other brokerages have benefited from the positive fixed income markets as first quarter results were cushioned by strong performances from their bond operations. The companies that were the biggest detractors to the Financial Select Sector's returns included American International Group (-9%), Bank of New York (-28%) and Fifth Third Bancorp (-17%). American International Group was hit with big losses from September 11th and an additional $1.8 billion dollar charge to boost reserves and cover insurance losses has put pressure on the stock. Trust banks, such as Bank of New York, that derive most of their income from fees for clearing trades and housing assets have come under pressure as equity markets continued their fall and interest rates continued to remain weak.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
FINANCIAL SELECT SECTOR SPDR FUND

                                                                 Financial
                                                                   Select
                                                                   Sector            S&P 500
                                                                 SPDR Fund            Index
                                                              ----------------    -------------

  12/16/98                                                        $10,000            $10,000

  12/31/98                                                        $10,597            $10,584

  03/31/99                                                        $11,371            $11,111

  06/30/99                                                        $11,925            $11,895

  09/30/99                                                        $10,097            $11,152

  12/31/99                                                        $10,956            $12,811

  03/31/00                                                        $11,195            $13,104

  06/30/00                                                        $10,885            $12,756

  09/30/00                                                        $13,446            $12,631

  12/31/00                                                        $13,743            $11,644

  03/31/01                                                        $12,418            $10,264

  06/30/01                                                        $13,386            $10,864

  09/30/01                                                        $11,631            $ 9,269

  12/31/01                                                        $12,489            $10,260

  03/31/02                                                        $12,914            $10,288

  06/30/02                                                        $11,945            $ 8,909

  09/30/02                                                        $ 9,907            $ 7,370

  12/31/02                                                        $10,634            $ 7,992

  03/31/03                                                        $10,086            $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------
                                            CUMULATIVE TOTAL RETURN
                                 ------------------------------------------------------
                                  NET ASSET    MARKET         FINANCIAL
                                    VALUE       VALUE    SELECT SECTOR INDEX

    -----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03      -21.95%     -21.98%         -21.73%
    -----------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/03    -9.96%     -10.18%          -9.23%
    -----------------------------------------------------------------------------------
       SINCE INCEPTION (1)          -4.40%      -5.04%          -3.47%
    -----------------------------------------------------------------------------------

    ----------------------------  -----------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------------------------
                                   NET ASSET    MARKET         FINANCIAL
                                     VALUE       VALUE    SELECT SECTOR INDEX
    -----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03       -21.95%     -21.98%         -21.73%
    -----------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/03     -3.44%      -3.52%          -3.18%
    -----------------------------------------------------------------------------------
       SINCE INCEPTION (1)           -1.05%      -1.20%          -0.82%
    -----------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP        AMERICAN INTERNATIONAL     BANK OF AMERICA     WELLS FARGO &     FANNIE MAE
                          INCORPORATED     GROUP INCORPORATED         CORPORATION         COMPANY
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             1,767,138        896,752                    516,440             581,662           342,019
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $60,877,904      44,344,387                 34,518,850          26,168,973        22,350,942
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               11.40            8.30                       6.46                4.90              4.19
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS


CLOSING PRICE vs. NAV AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                          Closing Price Above NAV                        Closing Price Below NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        > 200              50-99        100-199        > 200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2             1             1                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        5             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Health Care Select Sector of the S&P 500 Index. To accomplish this, the Healthcare Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2003, the Fund had a return of 6.01% as compared to the Health Care Select Sector Index return of 6.16% and the S&P 500 Index return of 5.02%.

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. Fortunately due to both the necessity of medical services and the pricing power of a number of the Health Care Select Sector's constituents, the Health Care Select Sector SPDR Fund was not as negatively affected as one might expect by these economic events. In fact, a number of the Health Care Select Sector's stocks were able to generate some very positive returns. The three best performing stocks in the Health Care Select Sector SPDR Fund, Amgen Inc. (+38%), MedImmune Inc. (+57%), and Genzyme Corp. (+77%) were all biotech companies. A combination of positive expectations regarding future performance, existing strong earnings growth, and continued successful product launches fueled the return for these three stocks. In addition to biotech, the pharmaceutical companies of the Health Care Select Sector Fund also proved to be strong performers; led by such companies as Forest labs (+31%), Allergan (+26%), and Merck (+22%)

The stocks that posted declines during the prior six months were primarily involved in providing direct health care services. The three worst performing stocks in this fund, HealthSouth Corp. (-98%), Tenet Healthcare Corp. (-66%), and Baxter International (-37%) were all involved in this line of business. HealthSouth was plagued by both bankruptcy fears and questions surrounding prior reported earnings. In Tenet's case, questions regarding their Medicare billing practices led to the steep decline of this stock, while earnings questions and reduced earnings expectations were the primary causes of Baxter's poor performance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
HEALTH CARE SELECT SECTOR SPDR FUND

                                                       HEALTH CARE
                                                      SELECT SECTOR
                                                        SPDR FUND        S&P 500 INDEX
                                                     ----------------    -------------
12/16/98                                                 $10,000            $10,000
12/31/98                                                 $10,817            $10,584
03/31/99                                                 $11,659            $11,111
06/30/99                                                 $12,297            $11,895
09/30/99                                                 $11,203            $11,152
12/31/99                                                 $12,988            $12,811
03/31/00                                                 $12,937            $13,104
06/30/00                                                 $12,352            $12,756
09/30/00                                                 $12,193            $12,631
12/31/00                                                 $11,486            $11,644
03/31/01                                                 $11,357            $10,264
06/30/01                                                 $12,430            $10,864
09/30/01                                                 $ 9,913            $ 9,269
12/31/01                                                 $11,464            $10,260
03/31/02                                                 $12,440            $10,288
06/30/02                                                 $11,576            $ 8,909
09/30/02                                                 $10,735            $ 7,370
12/31/02                                                 $11,270            $ 7,992
03/31/03                                                 $11,379            $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    ----------------------------------------------------------------------------------------------------------------------------
                                           CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------------------------------------------------------------------
                                                               HEALTH CARE                                 HEALTH CARE
                                   NET ASSET      MARKET      SELECT SECTOR    NET ASSET       MARKET     SELECT SECTOR
                                     VALUE         VALUE          INDEX          VALUE          VALUE         INDEX
                                 ---------------------------------------------------------------------------------------
       ONE YEAR ENDED 03/31/03       -8.54%        -8.84%         -8.30%         -8.54%        -8.84%         -8.30%
    ----------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/03    -12.05%       -11.60%        -11.74%         -4.19%        -4.03%         -4.08%
    ----------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)            9.05%         9.37%         10.43%          2.05%         2.12%          2.35%
    ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER          JOHNSON &       MERCK & CO.,    AMGEN, INC.      PHARMACIA
                          INCORPORATED    JOHNSON         INC.                             CORPORATION
                                          COMPANY
    -------------------------------------------------------------------------------------------------------------
       SHARES             1,132,294       545,808         412,652         236,442          237,602
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $35,282,281     31,585,909      22,605,077      13,607,237       10,288,167
    -------------------------------------------------------------------------------------------------------------
       % OF               15.72           14.07           10.07           6.06             4.58
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS


   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             1              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0              10             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         2             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         2             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         3             0              0               7             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         4             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         0             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        11             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2003, the Fund had a return of -0.27% as compared to the Industrial Select Sector Index return of -0.11% and the S&P 500 Index return of 5.02%.

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. Despite these difficulties, a number of the Industrial Select Sector constituents were able to generate positive returns. Some of the better performing stocks were Power-One Inc. (+48%), American Power Conversion Corp. (+49%) and Paccar Inc. (+52%). The performance for these three stocks represents partial rebounds from their extremely low September 30, 2002 prices. Strong earnings growth during this difficult market environment was the primary cause for these three stocks' positive returns. A number of other constituents of this Fund were also able to post positive returns due to their solid earnings growth. These firms included First Data Corp. (+33%), Caterpiller (+34%), and Fluor Corp. (+39%).

Some of the worst performing stocks in the Industrial Select Sector SPDR Fund were McDermott International Inc. (-53%), AMR Corp. (-50%), and Concord EFS Inc. (-41%). A leading cause of McDermott's decline was an earnings reduction that was associated with a recent incident that required a significant level of project rework. Whereas, Concord was negatively impacted by concerns regarding their ability to renew bank contracts in its core ATM business. For AMR Corp., the dual threats of war and a possible impending bankruptcy led to this stock's poor performance. AMR's poor performance was indicative of the returns generated by nearly all stocks for the Industrial Select Sector SPDR Fund involved in the aviation industry. Of the eight stocks with the biggest declines in the Industrial Select Sector Fund, six were from the aviation industry.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
INDUSTRIAL SELECT SECTOR SPDR FUND

                                                               Industrial
                                                              Select Sector    S&P 500
                                                                SPDR Fund       Index
  12/16/98..................................................     $10,000       $10,000
  12/31/98..................................................     $10,759       $10,584
  03/31/99..................................................     $11,010       $11,111
  06/30/99..................................................     $13,153       $11,895
  09/30/99..................................................     $12,740       $11,152
  12/31/99..................................................     $13,223       $12,811
  03/31/00..................................................     $13,001       $13,104
  06/30/00..................................................     $12,786       $12,756
  09/30/00..................................................     $13,645       $12,631
  12/31/00..................................................     $14,150       $11,644
  03/31/01..................................................     $12,030       $10,264
  06/30/01..................................................     $13,194       $10,864
  09/30/01..................................................     $10,766       $ 9,269
  12/31/01..................................................     $12,696       $10,260
  03/31/02..................................................     $12,498       $10,288
  06/30/02..................................................     $10,986       $ 8,909
  09/30/02..................................................     $ 9,019       $ 7,370
  12/31/02..................................................     $ 9,557       $ 7,992
  03/31/03..................................................     $ 8,996       $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03   -28.06%     -27.99%          -27.88%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -30.83%     -31.14%          -30.26%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -12.56%     -12.28%          -11.35%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03    -28.06%     -27.99%          -27.88%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -11.56%     -11.69%          -11.32%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -3.09%      -3.02%           -2.78%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          UNITED PARCEL    3M COMPANY         FIRST DATA             UNITED
                          ELECTRIC         SERVICE                             CORPORATION            TECHNOLOGIES
                          COMPANY          INCORPORATED                                               CORPORATION
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             3,078,204        441,629          156,477            305,208                190,222
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $78,494,202      25,172,853       20,346,704         11,295,748             10,991,027
    ------------------------------------------------------------------------------------------------------------------------
       % OF               22.63            7.26             5.87               3.26                   3.17
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         2             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         2             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         4             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         3             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         6             1              0               2             2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         4             0              0               4             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         9             2              0               9             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         7             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         2             1              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         3             0              0               2             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         5             2              0               4             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Materials Select Sector of the S&P 500 Index. To accomplish this, the Materials Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six month period ending March 31, 2003, the Fund had a return of 4.59% as compared to the Materials Select Sector Index return of 4.77% and the S&P 500 Index return of 5.02%

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. The Materials Sector Index's weight for the period was approximately 2.7% of the total S&P 500 Index and contributed approximately 11 basis points to the S&P 500 total return for the period.

The best performing stock for the period was Sealed Air Corp. with a return for the period of 138%. Other names that were strong contributors included Phelps Dodge (+27%), Freeport-McMoran (+27%) and Pactiv Corp. (+23%). The rise in copper and gold prices have had beneficial effects on Phelps Dodge, a worldwide producer of copper, and Freeport McMoran, a copper and gold mining and production company. The companies that were the biggest detractors included Allegheny Technologies (-57%), Worthington Industries (-35%) and Eastman Chemical (-22%). The slowing demand for steel in the automobile and construction industries had been a detriment for diversified metals companies like Allegheny Technologies and Worthington Industries.


                     [Performance Chart]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
MATERIALS SELECT SECTOR SPDR FUND

                                                                Materials
                                                              Select Sector    S&P 500
                                                                SPDR Fund       Index
12/16/98                                                         $10,000       $10,000
12/31/98                                                         $10,429       $10,584
03/31/99                                                         $10,567       $11,111
06/30/99                                                         $12,639       $11,895
09/30/99                                                         $11,559       $11,152
12/31/99                                                         $12,949       $12,811
03/31/00                                                         $11,342       $13,104
06/30/00                                                         $ 9,749       $12,756
09/30/00                                                         $ 8,961       $12,631
12/31/00                                                         $10,969       $11,644
03/31/01                                                         $10,341       $10,264
06/30/01                                                         $11,387       $10,864
09/30/01                                                         $10,039       $ 9,269
12/31/01                                                         $11,260       $10,260
03/31/02                                                         $12,429       $10,288
06/30/02                                                         $12,206       $ 8,909
09/30/02                                                         $ 9,412       $ 7,370
12/31/02                                                         $10,613       $ 7,992
03/31/03                                                         $ 9,845       $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         MATERIALS
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03   -20.84%     -20.56%          -20.65%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -13.24%     -12.90%          -12.43%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        -2.11%      -1.83%           -0.59%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         MATERIALS
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03    -20.84%     -20.56%          -20.65%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -4.63%      -4.50%           -4.33%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)         -0.50%      -0.43%           -0.14%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    -------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT       DOW CHEMICAL    ALCOA        INTERNATIONAL    NEWMONT
                          (E.I.) DE     COMPANY         INCORPORATED   PAPER COMPANY   MINING
                          NEMOURS &                                                   CORPORATION
                          COMPANY
    -------------------------------------------------------------------------------------------------------
       SHARES             1,311,385     1,201,184       1,113,962    631,242          529,839
    -------------------------------------------------------------------------------------------------------
       MARKET VALUE                     33,164,690                   21,335,980       13,855,290
                         $50,960,421                   21,588,584
    -------------------------------------------------------------------------------------------------------
       % OF               18.29         11.90           7.75         7.66             4.97
       NET ASSETS
    -------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        > 200              50-99        100-199        > 200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        2             0             0                  0             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  1             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  1             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             1             0                  8             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                 11             1             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  8             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99       12             2             0                 11             1             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        7             0             0                 12             2             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        6             0             0                  7             2             0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        4             1             0                  8             3             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       2             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commence of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2003, the Fund returned 21.50% as compared to the Technology Select Sector Index return of 21.72% and the S&P 500 Index return of 5.02%.

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. After a difficult first three quarters, the Technology Select Sector rebounded significantly in the last quarter of 2002. Although the rebound did not carry through into the first quarter of 2003, the fact that the gains were not entirely given back is reason for cautious optimism going forward.

While the telecommunications industry had been particularly hard hit for most of 2002 due to excess capacity and corporate governance issues, the group has managed to bounce back. Nextel Communications (+77%), AT&T Wireless (+60%), and Verizon Communications (+32%) led the industry's rally and were followed closely by others including Sprint (+31%) and Qualcomm (+30%). Well-known technology names such as International Business Machines Corp. (+35%), Microsoft (+11%), Intel (+17%), Dell (+16%) and Hewlett-Packard (+34%) buoyed by strong holiday sales of PC and PC-related products, also contributed to the positive performance of the Technology Select Sector Index. These five companies alone added nearly 8% to the Technology Select Sector Index during the six months ended March 31, 2003. In fact, eighty-five percent of the stocks in the Technology Select Sector Index posted positive returns for the six-month period ended March 31, 2003. The few which did not have strong returns over the period included Motorola (-18% on disappointing sales in 2002), Micron Technology (-34% on falling memory chip prices,) and LSI Logic (-28% on decreasing sales). The majority of the negative performers had primarily company-specific issues that impacted their performance.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
TECHNOLOGY SELECT SECTOR SPDR FUND

                                                               Technology
                                                              Select Sector    S&P 500
                                                                SPDR Fund       Index
  12/16/98..................................................     $10,000       $10,000
  12/31/98..................................................     $10,851       $10,584
  03/31/99..................................................     $12,189       $11,111
  06/30/99..................................................     $13,445       $11,895
  09/30/99..................................................     $13,700       $11,152
  12/31/99..................................................     $18,011       $12,811
  03/31/00..................................................     $20,021       $13,104
  06/30/00..................................................     $17,985       $12,756
  09/30/00..................................................     $15,435       $12,631
  12/31/00..................................................     $10,410       $11,644
  03/31/01..................................................     $ 8,255       $10,264
  06/30/01..................................................     $ 9,253       $10,864
  09/30/01..................................................     $ 6,373       $ 9,269
  12/31/01..................................................     $ 8,020       $10,260
  03/31/02..................................................     $ 7,226       $10,288
  06/30/02..................................................     $ 5,277       $ 8,909
  09/30/02..................................................     $ 3,933       $ 7,370
  12/31/02..................................................     $ 4,940       $ 7,992
  03/31/03..................................................     $ 4,779       $ 7,740

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03   -33.86%     -33.82%          -33.72%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -76.13%     -76.32%          -75.97%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -55.09%     -55.25%          -54.66%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03    -33.86%     -33.82%          -33.72%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -37.97%     -38.13%          -37.83%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -17.09%     -17.16%          -16.91%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT       INTERNATIONAL         INTEL           VERIZON             CISCO SYSTEMS,
                          CORPORATION     BUSINESS MACHINES     CORPORATION     COMMUNICATIONS,     INC.
                                          CORPORATION                           INC.
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             6,657,184       1,051,428             4,121,359       1,701,894           4,424,184
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $161,170,425    82,463,498            67,095,725      60,161,953          57,425,908
    ------------------------------------------------------------------------------------------------------------------------
       % OF               17.90           9.16                  7.45            6.68                6.38
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         1             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             1              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         1             0              1               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2003, the Fund had a return of 1.27% as compared to the Utilities Select Sector Index return of 1.59% and the S&P 500 Index return of 5.02%.

During the prior six months ended March 31, 2003, the U.S. economic picture continued to be unclear. The market was beginning to rebound through the middle of January until it was undone by fears of war in Iraq. These fears along with a decline in consumer confidence and a continued hesitancy by corporations to engage in capital spending led to a significant pre-war market decline. Despite these difficulties, a number of firms within the Utilities Select Sector SPDR Fund were able to generate some impressive returns. The three best performing stocks were Reliant Resources Inc (+103%), Williams Companies (+104%), and Dynegy Inc (+125%). The returns for all three of these stocks were fueled by their improving liquidity conditions and their success at restructuring their financial positions. In terms of other companies within the Utilities Select Sector SPDR Fund, stocks involved in natural gas distribution such as Kinder Morgan (+28%) and Sempra Energy (+30%) did better in general than the electric utility firms.

The three worst performing stocks in the Utilities Select Sector Fund were TXU Corp. (-57%), Allegheny Energy (-53%), and CMS Energy Corp. (-43%). The poor performance of TXU, which generates electricity from natural gas, was a result of its ongoing corporate restructuring and the negative financial impact of increased volatility in natural gas prices. The decline of CMS was mainly caused by liquidity problems and concerns as to whether operating cash flows could support their capital needs. Allegheny's poor performance was primarily caused by lower earnings estimates and questions regarding their existing earnings report. Earnings problems negatively impacted a number of other companies including Teco Energy (-29%), Mirant Corp (-28%) and El Paso Corp (-24%).

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(SINCE COMMENCEMENT OF INVESTMENT OPERATIONS)
UTILITIES SELECT SECTOR SPDR FUND

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10369.00                           10584.00
3/31/99                                                                    9239.00                           11111.00
6/30/99                                                                   10818.00                           11895.00
9/30/99                                                                   10366.00                           11152.00
12/31/99                                                                  10022.00                           12811.00
3/31/00                                                                    9490.00                           13104.00
6/30/00                                                                    9789.00                           12756.00
9/30/00                                                                   11731.00                           12631.00
12/31/00                                                                  12223.00                           11644.00
3/31/01                                                                   11704.00                           10264.00
6/30/01                                                                   11625.00                           10864.00
9/30/01                                                                   11073.00                            9269.00
12/31/01                                                                  10627.00                           10260.00
3/31/02                                                                   10749.00                           10288.00
6/30/02                                                                    9393.00                            8909.00
9/30/02                                                                    7293.00                            7370.00
12/31/02                                                                   7639.00                            7992.00
3/31/03                                                                    7394.00                            7740.00

(Past performance is not indicative of future results. The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The graph and the performance table on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. You cannot invest directly in an index.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03   -31.30%     -31.64%          -30.99%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -22.12%     -22.81%          -21.53%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -27.68%     -27.99%          -27.31%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/03    -31.30%     -31.64%          -30.99%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -7.99%      -8.27%           -7.76%
       3/31/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -7.31%      -7.40%           -7.20%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2003

    ----------------------------------------------------------------------------------------
       DESCRIPTION        SOUTHERN           DOMINION           EXELON          DUKE            FPL
                          COMPANY            RESOURCES          CORPORATION     ENERGY          GROUP
                                             INCORPORATED                       CORPORATION     INCORPORATED
    ------------------------------------------------------------------------------------------------------------------
       SHARES             2,337,053          1,006,305          1,057,938       2,920,483       597,814
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $66,465,787        55,719,108         53,330,654      42,463,823      35,229,179
    ------------------------------------------------------------------------------------------------------------------
       % OF               9.15               7.67               7.34            5.85            4.85
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2003

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         5             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         4             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         2             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         2             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         2             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         3             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         0             0              0               3             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             1              0               8             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         1             0              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         2             1              0               1             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              0               6             2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         6             0              0              11             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         5             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         5             1              0               4             0              1
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         3             0              0               5             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             1              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

         SECURITY DESCRIPTION           SHARES       VALUE
         --------------------           ------       -----
COMMON STOCKS -- 100.0%
AUTO COMPONENTS -- 1.3%
Cooper Tire & Rubber Co. .............   10,394   $    126,807
Dana Corp. ...........................   20,901        147,561
Delphi Corp. .........................   78,729        537,719
Goodyear Tire & Rubber Co. (The)......   24,640        127,389
Johnson Controls, Inc. ...............   12,563        910,064
Visteon Corp. ........................   18,172        107,941
                                                  ------------
                                                     1,957,481
                                                  ------------
AUTOMOBILES -- 4.1%
Ford Motor Co. .......................  258,115      1,941,025
General Motors Corp. .................   78,857      2,651,172
Harley-Davidson, Inc. ................   42,604      1,691,805
                                                  ------------
                                                     6,284,002
                                                  ------------
DISTRIBUTORS -- 0.5%
Genuine Parts Co. ....................   24,604        750,668
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 7.8%
Carnival Corp. .......................   82,556      1,990,425
Darden Restaurants, Inc. .............   24,093        430,060
Harrah's Entertainment, Inc. (a)......   15,687        560,026
Hilton Hotels Corp. ..................   52,934        614,564
International Game Technology (a).....   11,975        980,752
Marriott International, Inc. .........   32,922      1,047,249
McDonald's Corp. .....................  178,579      2,582,252
Starbucks Corp. (a)...................   54,496      1,403,817
Starwood Hotels & Resorts Worldwide,
  Inc. ...............................   28,109        668,713
Wendy's International, Inc. ..........   16,233        446,570
Yum Brands, Inc. (a)..................   41,617      1,012,542
                                                  ------------
                                                    11,736,970
                                                  ------------
HOUSEHOLD DURABLES -- 3.6%
American Greetings Corp. (Class A)....    9,262        121,332
Black & Decker Corp. .................   11,073        386,005
Centex Corp. .........................    8,657        470,595
Fortune Brands, Inc. .................   21,015        900,913
KB HOME...............................    6,770        307,696
Leggett & Platt, Inc. ................   27,400        500,872
Maytag Corp. .........................   10,984        209,026
Newell Rubbermaid, Inc. ..............   37,571      1,065,138
Pulte Homes, Inc. ....................    8,655        434,048
Snap-on, Inc. ........................    8,148        201,744
Stanley Works (The)...................   12,466        299,059
Tupperware Corp. .....................    8,172        112,937
Whirlpool Corp. ......................    9,591        470,247
                                                  ------------
                                                     5,479,612
                                                  ------------
INTERNET & CATALOG RETAIL -- 2.4%
eBay Inc. (a).........................   43,468      3,707,386
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
Brunswick Corp. ......................   12,654        240,426
Eastman Kodak Co. ....................   41,092      1,216,323
Hasbro, Inc. .........................   24,397        338,874
Mattel, Inc. .........................   61,555      1,384,988
                                                  ------------
                                                     3,180,611
                                                  ------------

         SECURITY DESCRIPTION           SHARES       VALUE
         --------------------           ------       -----
MEDIA -- 29.2%
AOL Time Warner, Inc. (a).............  628,885   $  6,829,691
Clear Channel Communications, Inc.
  (a).................................   86,233      2,925,023
Comcast Corporation (Class A).........  324,720      9,283,745
Disney (Walt) Co. (The)...............  287,303      4,889,897
Dow Jones & Co., Inc. ................   11,565        409,864
Gannett Co., Inc. ....................   37,556      2,645,069
Interpublic Group of Cos., Inc. ......   54,251        504,534
Knight Ridder, Inc. ..................   11,501        672,808
McGraw-Hill Cos., Inc. (The)..........   27,249      1,514,772
Meredith Corp. .......................    7,039        268,749
New York Times Co. (The)(Class A).....   21,332        920,476
Omnicom Group, Inc. ..................   26,505      1,435,776
TMP Worldwide, Inc. (a)...............   15,670        168,139
Tribune Co. ..........................   42,862      1,929,219
Univision Communications, Inc. (Class
  A) (a)..............................   32,280        791,183
Viacom, Inc. (a)......................  247,724      9,046,880
                                                  ------------
                                                    44,235,825
                                                  ------------
MULTILINE RETAIL -- 30.4%
Big Lots, Inc. (a)....................   16,299        183,364
Costco Wholesale Corp. (a)............   64,131      1,925,854
Dillard's, Inc. (Class A).............   11,922        154,032
Dollar General Corp. .................   46,838        571,892
Family Dollar Stores, Inc. ...........   24,199        747,265
Federated Department Stores, Inc.
  (a).................................   26,738        749,199
J.C. Penney Co., Inc. (Holding Co.)...   37,706        740,546
Kohl's Corp. (a)......................   47,453      2,684,891
May Department Stores Co. ............   40,598        807,494
Nordstrom, Inc. ......................   19,036        308,383
Sears, Roebuck & Co. .................   44,478      1,074,144
Target Corp. .........................  127,823      3,740,101
Wal-Mart Stores, Inc. ................  621,067     32,314,116
                                                  ------------
                                                    46,001,281
                                                  ------------
SPECIALTY RETAIL -- 16.1%
Autonation, Inc. .....................   40,730        519,307
AutoZone, Inc. (a)....................   13,691        940,709
Bed Bath & Beyond, Inc. (a)...........   41,355      1,428,402
Best Buy Co., Inc. (a)................   45,289      1,221,444
Circuit City Stores-Circuit City
  Group...............................   29,613        153,988
Gap, Inc. (The).......................  124,326      1,801,484
Home Depot, Inc. .....................  327,199      7,970,568
Limited Brands........................   73,636        947,695
Lowe's Cos., Inc. ....................  109,867      4,484,771
Office Depot, Inc. (a)................   43,420        513,659
RadioShack Corp. .....................   23,664        527,470
Sherwin-Williams Co. (The)............   21,129        558,439
Staples, Inc. (a).....................   66,578      1,220,375
Tiffany & Co. ........................   20,463        511,575
TJX Cos., Inc. (The)..................   73,879      1,300,270
Toys "R" Us, Inc. (a).................   29,891        250,188
                                                  ------------
                                                    24,350,344
                                                  ------------

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)

         SECURITY DESCRIPTION           SHARES       VALUE
         --------------------           ------       -----
TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
Jones Apparel Group, Inc. (a).........   18,116   $    496,922
Liz Claiborne, Inc. ..................   15,018        464,357
Nike, Inc. (Class B)..................   37,233      1,914,521
Reebok International Ltd. (a).........    8,437        277,155
V.F. Corp. ...........................   15,326        576,717
                                                  ------------
                                                     3,729,672
                                                  ------------

TOTAL COMMON STOCKS --
  (Cost $183,172,043).................             151,413,852
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $230,511)................  230,511        230,511
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $183,402,554).................             151,644,363
OTHER ASSETS AND LIABILITIES --
  (0.2)%..............................                (235,850)
                                                  ------------
NET ASSETS -- 100.0%..................            $151,408,513
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

         SECURITY DESCRIPTION           SHARES       VALUE
         --------------------           ------       -----
COMMON STOCKS -- 100.0%
BEVERAGES -- 31.1%
Adolph Coors Co. (Class B)............   12,965   $    628,802
Anheuser-Busch Cos., Inc. ............  216,385     10,085,705
Brown-Forman Corp. (Class B)..........   20,162      1,550,458
Coca-Cola Co. (The)...................  777,223     31,461,987
Coca-Cola Enterprises, Inc. ..........  145,274      2,715,171
PepsiCo, Inc. ........................  541,398     21,655,920
The Pepsi Bottling Group, Inc. .......   91,556      1,641,599
                                                  ------------
                                                    69,739,642
                                                  ------------
FOOD & DRUG RETAILING -- 12.3%
Albertson's, Inc. ....................  122,532      2,309,728
CVS Corp. ............................  126,622      3,019,935
Kroger Co. (a)........................  245,787      3,232,099
Safeway, Inc. (a).....................  142,474      2,697,033
Supervalu, Inc. ......................   47,550        737,025
Sysco Corp. ..........................  208,159      5,295,565
Walgreen Co. .........................  324,071      9,553,613
Winn-Dixie Stores, Inc. ..............   51,179        676,586
                                                  ------------
                                                    27,521,584
                                                  ------------
FOOD PRODUCTS -- 15.0%
Archer-Daniels-Midland Co. ...........  209,963      2,267,601
Campbell Soup Co. ....................  132,985      2,792,685
ConAgra Foods, Inc. ..................  172,041      3,454,583
General Mills, Inc. ..................  117,788      5,365,244
H.J. Heinz Co. .......................  112,885      3,296,242
Hershey Foods Corp. ..................   44,152      2,766,564
Kellogg Co. ..........................  130,846      4,010,430
McCormick & Company, Inc. ............   43,944      1,060,808
Sara Lee Corp. .......................  250,250      4,679,675
W.M. Wrigley Jr. Co...................   72,504      4,096,476
                                                  ------------
                                                    33,790,308
                                                  ------------

         SECURITY DESCRIPTION           SHARES       VALUE
         --------------------           ------       -----
HOUSEHOLD PRODUCTS -- 25.0%
Clorox Co. ...........................   71,096   $  3,282,502
Colgate-Palmolive Co. ................  170,435      9,278,482
Kimberly-Clark Corp. .................  162,854      7,403,343
Procter & Gamble Co. .................  405,306     36,092,499
                                                  ------------
                                                    56,056,826
                                                  ------------
PERSONAL PRODUCTS -- 6.9%
Alberto-Culver Co. (Class B)..........   20,257        998,265
Avon Products, Inc. ..................   75,824      4,325,759
Gillette Co. .........................  330,483     10,225,144
                                                  ------------
                                                    15,549,168
                                                  ------------
TOBACCO -- 9.7%
Altria Group, Inc. ...................  648,532     19,430,019
R.J. Reynolds Tobacco Holdings,
  Inc. ...............................   28,592        922,378
UST, Inc. ............................   55,860      1,541,736
                                                  ------------
                                                    21,894,133
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $277,260,086).................             224,551,661
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $444,140)................  444,140        444,140
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $277,704,226).................             224,995,801
OTHER ASSETS AND LIABILITIES --
  (0.2)%..............................                (527,845)
                                                  ------------
NET ASSETS -- 100.0%..................            $224,467,956
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.3%
ENERGY EQUIPMENT & SERVICES -- 22.5%
Baker Hughes, Inc. ................      399,745   $ 11,964,368
BJ Services Co. ...................      285,907      9,832,342
Halliburton Co. ...................      641,321     13,294,584
Nabors Industries Ltd. ............      237,956      9,487,306
Noble Corp. .......................      236,525      7,431,616
Rowan Cos., Inc. (a)...............      294,146      5,782,910
Schlumberger Ltd. .................      412,546     15,680,873
Transocean Sedco Forex, Inc. ......      432,420      8,842,989
                                                   ------------
                                                     82,316,988
                                                   ------------
OIL AND GAS SERVICES -- 77.8%
Amerada Hess Corp. ................      128,834      5,702,193
Anadarko Petroleum Corp. ..........      281,145     12,792,097
Apache Corp. ......................      199,005     12,286,553
Ashland, Inc. .....................      198,039      5,875,817
Burlington Resources, Inc. ........      258,832     12,348,875
ChevronTexaco Corp. ...............      851,339     55,039,066
Conoco Phillips, Inc. (a)..........      584,911     31,351,230
Devon Energy Corp. ................      208,379     10,048,035
EOG Resources, Inc. ...............      204,394      8,085,827
Exxon Mobil Corp. .................    2,423,635     84,706,043

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
OIL AND GAS SERVICES -- (CONTINUED)
Kerr-McGee Corp. ..................      174,206   $  7,074,506
Marathon Oil Corp. ................      418,935     10,041,872
Occidental Petroleum Corp. ........      429,206     12,859,012
Sunoco, Inc. ......................      190,584      6,969,657
Unocal Corp. ......................      331,651      8,725,738
                                                   ------------
                                                    283,906,521
                                                   ------------
TOTAL COMMON STOCK --
  (Cost $412,537,063)..............                 366,223,509
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund (Cost $128,292).......      128,292        128,292
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $412,665,355)..............                 366,351,801
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (1,230,467)
                                                   ------------
NET ASSETS -- 100.0%...............                $365,121,334
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.1%
BANKS -- 36.6%
AmSouth Bancorp....................      122,176   $  2,428,859
Bank of America Corp. .............      516,440     34,518,850
Bank of New York Co., Inc. (The)...      263,433      5,400,377
Bank One Corp. ....................      400,198     13,854,855
BB&T Corp. ........................      161,863      5,087,354
Charter One Financial, Inc. .......       77,661      2,148,103
Comerica, Inc. ....................       59,795      2,265,035
Fifth Third Bancorp................      198,576      9,956,601
First Tennessee National Corp. ....       43,278      1,718,569
FleetBoston Financial Corp. .......      360,796      8,615,809
Golden West Financial Corp. .......       52,513      3,777,260
Huntington Bancshares, Inc. .......       80,931      1,504,507
KeyCorp............................      146,016      3,294,121
Marshall & Ilsley Corp. ...........       74,689      1,909,051
Mellon Financial Corp. ............      148,093      3,148,457
National City Corp. ...............      210,251      5,855,490
North Fork Bancorporation, Inc. ...       55,532      1,635,417
Northern Trust Corp. ..............       75,130      2,287,709
PNC Financial Services Group.......       97,588      4,135,779
Regions Financial Corp. ...........       75,993      2,462,173
SouthTrust Corp. ..................      118,805      3,033,092
SunTrust Banks, Inc. ..............       97,088      5,111,683
Synovus Financial Corp. ...........      103,785      1,856,714
U.S. Bancorp.......................      658,540     12,499,089
Union Planters Corp. ..............       68,111      1,790,638
Wachovia Corp. ....................      467,597     15,931,030
Washington Mutual, Inc. ...........      325,392     11,476,576
Wells Fargo & Co. .................      581,662     26,168,973
Zions Bancorp......................       31,439      1,344,960
                                                   ------------
                                                    195,217,131
                                                   ------------
DIVERSIFIED FINANCIALS -- 38.4%
American Express Co. ..............      451,818     15,013,912
Bear Stearns Cos., Inc. (The)......       33,806      2,217,674
Capital One Financial Corp. .......       76,289      2,289,433
Charles Schwab Corp. (The).........      459,482      3,317,460
Citigroup, Inc. ...................    1,767,138     60,877,904
Countrywide Financial Corp. .......       43,069      2,476,467
Fannie Mae.........................      342,019     22,350,942
Franklin Resources, Inc. ..........       87,757      2,888,083
Freddie Mac........................      239,141     12,698,387
Goldman Sachs Group, Inc. .........      162,211     11,043,325
HSBC Holdings Plc..................        1,680         84,937
J.P. Morgan Chase & Co. ...........      686,356     16,273,501
Janus Capital Group, Inc. .........       75,971        865,310
Lehman Brothers Holdings, Inc. ....       83,400      4,816,350
MBNA Corp. ........................      439,249      6,610,697
Merrill Lynch & Co., Inc. .........      297,122     10,518,119
Moody's Corp. .....................       51,935      2,400,955
Morgan Stanley Dean Witter &
  Co. .............................      372,357     14,279,891
Principal Financial Group (a)......      109,232      2,964,556
Providian Financial Corp. .........       96,662        634,103
SLM Corp. .........................       52,769      5,853,137
State Street Corp. ................      114,206      3,612,336
T. Rowe Price Group, Inc. .........       42,105      1,141,845
                                                   ------------
                                                    205,229,324
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INSURANCE -- 23.1%
ACE Ltd. ..........................       90,260   $  2,613,027
Aflac, Inc. .......................      177,443      5,687,048
Allstate Corp. ....................      241,630      8,014,867
Ambac Financial Group, Inc. .......       36,001      1,818,771
American International Group,
  Inc. ............................      896,752     44,344,387
Aon Corp. .........................      105,939      2,190,819
Chubb Corp. .......................       58,273      2,582,659
Cincinnati Financial Corp. ........       55,250      1,937,618
Hartford Financial Services Group,
  Inc. (The).......................       87,201      3,077,323
Jefferson-Pilot Corp. .............       49,111      1,889,791
John Hancock Financial Services,
  Inc. ............................       99,067      2,752,081
Lincoln National Corp. ............       60,499      1,693,972
Loews Corp. .......................       63,737      2,539,282
Marsh & McLennan Cos., Inc. .......      184,614      7,870,095
MBIA, Inc. ........................       49,877      1,927,247
MetLife, Inc. .....................      240,701      6,349,692
MGIC Investment Corp. .............       34,711      1,363,101
Progressive Corp. (The)............       74,829      4,438,108
Prudential Financial, Inc. (a).....      194,647      5,693,425
SAFECO Corp. ......................       47,499      1,661,040
St. Paul Cos., Inc. (The)..........       77,653      2,469,365
Torchmark Corp. ...................       40,737      1,458,385
Travelers Property Casualty Corp.
  (Class B) (a)....................      345,827      4,879,619
UnumProvident Corp. ...............       82,315        806,687
XL Capital Ltd. ...................       46,551      3,294,880
                                                   ------------
                                                    123,353,289
                                                   ------------
REAL ESTATE -- 2.0%
Apartment Investment & Management
  Co. (Class A)....................       31,836      1,161,377
Equity Office Properties Trust.....      140,787      3,583,029
Equity Residential Properties
  Trust............................       93,137      2,241,808
Plum Creek Timber Co., Inc. .......       63,258      1,365,740
Simon Property Group, Inc. ........       63,206      2,264,671
                                                   ------------
                                                     10,616,625
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $690,486,017)..............                 534,416,369
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $544,772).......      544,772        544,772
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $691,030,789)..............                 534,961,141
OTHER ASSETS AND
  LIABILITIES -- (0.2)%............                    (897,657)
                                                   ------------
NET ASSETS -- 100.0%...............                $534,063,484
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 8.4%
Amgen Inc. (a).......................    236,442   $ 13,607,237
Biogen, Inc. (a).....................     29,325        878,577
Chiron Corp. (a).....................     35,726      1,339,725
Genzyme Corp. (a)....................     40,934      1,492,044
MedImmune, Inc. (a)..................     47,695      1,565,827
                                                   ------------
                                                     18,883,410
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 12.8%
Applera Corp. -- Applied Biosystems
  Group..............................     42,229        668,485
Bausch & Lomb, Inc. .................     11,624        382,313
Baxter International Inc. ...........    111,971      2,087,139
Becton, Dickinson and Company........     48,724      1,678,055
Biomet, Inc. ........................     49,427      1,514,937
Boston Scientific Corp. (a)..........     76,060      3,100,206
C.R. Bard, Inc. .....................     10,303        649,707
Guidant Corp. (a)....................     57,979      2,098,840
Medtronic, Inc. .....................    225,305     10,165,762
Millipore Corp. .....................     10,697        349,792
St. Jude Medical, Inc. (a)...........     33,809      1,648,189
Stryker Corp. .......................     37,266      2,558,311
Zimmer Holdings, Inc. (a)............     37,050      1,801,741
                                                   ------------
                                                     28,703,477
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 12.6%
Aetna, Inc. .........................     28,749      1,417,326
AmerisourceBergen Corp. .............     21,170      1,111,425
Anthem, Inc. (a).....................     26,769      1,773,446
Cardinal Health, Inc. ...............     83,946      4,782,404
CIGNA Corp. .........................     26,730      1,222,095
HCA, Inc. ...........................     95,757      3,960,509
Health Management Associates, Inc.
  (a)................................     46,499        883,481
Humana, Inc. (a).....................     36,161        347,146
IMS Health, Inc. ....................     48,670        759,739
Manor Care, Inc. (a).................     20,182        388,100
McKesson Corp. ......................     55,745      1,389,723
Quest Diagnostics Inc. ..............     20,156      1,203,112
Quintiles Transnational Corp. (a)....     26,487        322,082
Tenet Healthcare Corp. (a)...........     90,019      1,503,317
UnitedHealth Group, Inc. ............     56,501      5,179,447
Wellpoint Health Networks, Inc.
  (a)................................     28,163      2,161,510
                                                   ------------
                                                     28,404,862
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
PHARMACEUTICALS -- 66.1%
Abbott Laboratories..................    266,571   $ 10,025,735
Allergan, Inc. ......................     24,542      1,674,010
Bristol-Myers Squibb Co. ............    358,202      7,568,808
Eli Lilly and Company................    179,980     10,285,857
Forest Laboratories, Inc. (a)........     67,772      3,657,655
Johnson & Johnson Company............    545,808     31,585,909
King Pharmaceuticals, Inc. (a).......     49,063        585,322
Merck & Co., Inc. ...................    412,652     22,605,077
Pfizer, Inc. ........................  1,132,294     35,282,281
Pharmacia Corp. .....................    237,602     10,288,167
Schering-Plough Corp. ...............    272,728      4,862,740
Watson Pharmaceuticals, Inc. (a).....     21,364        614,642
Wyeth................................    244,964      9,264,538
                                                   ------------
                                                    148,300,741
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $225,085,418)................               224,292,490
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $535,581)...............    535,581        535,581
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $225,620,999)................               224,828,071
OTHER ASSETS AND
  LIABILITIES -- (0.2)%..............                  (384,524)
                                                   ------------
NET ASSETS -- 100.0%.................              $224,443,547
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.1%
AIR FREIGHT & LOGISTICS -- 9.5%
FedEx Corp. (a)......................    123,889   $  6,822,567
Ryder System, Inc. ..................     38,008        779,544
United Parcel Service Inc. Class B...    441,629     25,172,853
                                                   ------------
                                                     32,774,964
                                                   ------------
AIRLINES -- 1.5%
Delta Air Lines, Inc. ...............     66,210        589,269
Southwest Airlines Co. ..............    328,834      4,722,056
                                                   ------------
                                                      5,311,325
                                                   ------------
BUILDING PRODUCTS -- 1.8%
American Standard Cos., Inc. (a).....     33,487      2,302,901
Masco Corp. .........................    207,588      3,865,289
                                                   ------------
                                                      6,168,190
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 18.0%
Allied Waste Industries, Inc. (a)....    111,108        887,753
Apollo Group, Inc. Class A (a).......     79,187      3,951,431
Automatic Data Processing, Inc. .....    243,506      7,497,550
Avery Dennison Corp. ................     48,971      2,873,129
Cendant Corp. (a)....................    429,941      5,460,251
Cintas Corp. ........................     74,737      2,458,847
Concord EFS, Inc. (a)................    211,543      1,988,504
Convergys Corp. (a)..................     83,797      1,106,120
Deluxe Corp. ........................     33,011      1,324,731
Equifax, Inc. .......................     69,733      1,393,963
First Data Corp. ....................    305,208     11,295,748
Fiserv, Inc. (a).....................     85,030      2,676,744
H&R Block, Inc. .....................     78,845      3,365,893
Paychex, Inc. .......................    159,040      4,368,829
Pitney Bowes, Inc. ..................    101,899      3,252,616
R.R. Donnelley & Sons Co. ...........     58,044      1,063,366
Robert Half International, Inc.
  (a)................................     83,396      1,110,001
Sabre Holdings Corp. (a).............     66,588      1,059,415
Waste Management, Inc. ..............    246,521      5,221,315
                                                   ------------
                                                     62,356,206
                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.4%
Fluor Corp. .........................     41,120      1,384,921
McDermott International, Inc. (a)....     58,744        170,358
                                                   ------------
                                                      1,555,279
                                                   ------------
AEROSPACE & DEFENSE -- 15.6%
Boeing Co. ..........................    339,203      8,500,427
General Dynamics Corp. ..............     82,435      4,539,695
Goodrich Corp. ......................     60,077        844,683
Honeywell International, Inc. .......    347,002      7,411,963
Lockheed Martin Corp. ...............    185,083      8,800,697
Northrop Grumman Corp. ..............     76,230      6,540,534
Raytheon Co. ........................    167,980      4,765,592
Rockwell Collins, Inc. ..............     86,494      1,588,895
United Technologies Corp. ...........    190,222     10,991,027
                                                   ------------
                                                     53,983,513
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
ELECTRICAL EQUIPMENT -- 4.5%
American Power Conversion Corp.
  (a)................................    105,992   $  1,509,326
Cooper Industries Ltd (Class A)......     45,150      1,612,306
Emerson Electric Co. ................    172,419      7,819,202
Molex, Inc. .........................     86,349      1,854,777
Power-One, Inc. (a)..................     89,054        391,838
Rockwell Automation, Inc. ...........     91,472      1,893,470
Thomas & Betts Corp. ................     42,606        604,153
                                                   ------------
                                                     15,685,072
                                                   ------------
INDUSTRIAL CONGLOMERATES -- 32.0%
3M Co. ..............................    156,477     20,346,704
General Electric Co. ................  3,078,204     78,494,202
Textron, Inc. .......................     61,763      1,696,012
Tyco International Ltd. .............    809,554     10,410,865
                                                   ------------
                                                    110,947,783
                                                   ------------
MACHINERY -- 11.8%
Caterpillar, Inc. ...................    143,002      7,035,699
Crane Co. ...........................     38,041        662,674
Cummins, Inc. .......................     27,917        686,758
Danaher Corp. .......................     65,678      4,318,985
Deere & Co. .........................    102,228      4,013,471
Dover Corp. .........................     90,553      2,193,194
Eaton Corp. .........................     32,679      2,285,896
Illinois Tool Works, Inc. ...........    126,180      7,337,367
Ingersoll-Rand Co. (Class A).........     74,487      2,874,453
ITT Industries, Inc. ................     41,640      2,223,993
Navistar International Corp. ........     39,669        976,254
PACCAR, Inc. ........................     54,478      2,738,609
Pall Corp. ..........................     65,631      1,312,620
Parker-Hannifin Corp. ...............     54,299      2,103,543
                                                   ------------
                                                     40,763,516
                                                   ------------
RAILROADS -- 4.5%
Burlington Northern Santa Fe
  Corp. .............................    160,546      3,997,595
CSX Corp. ...........................     94,757      2,702,470
Norfolk Southern Corp. ..............    169,654      3,148,778
Union Pacific Corp. .................    105,402      5,797,110
                                                   ------------
                                                     15,645,953
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. .................     43,256      1,855,683
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $391,403,397)................               347,047,484
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $472,146)...............    472,146        472,146
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $391,875,543)................               347,519,630
OTHER ASSETS AND LIABILITIES --
  (0.2)%.............................                  (697,897)
                                                   ------------
NET ASSETS -- 100.0%.................              $346,821,733
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.3%
CHEMICALS -- 57.2%
Air Products & Chemicals, Inc. ......    300,556   $ 12,452,035
Dow Chemical Co. ....................  1,201,184     33,164,690
Du Pont (E.I.) de Nemours and Co. ...  1,311,385     50,960,421
Eastman Chemical Co. ................    103,618      3,003,886
Ecolab, Inc. ........................    172,310      8,500,052
Engelhard Corp. .....................    171,190      3,666,890
Great Lakes Chemical Corp. ..........     67,598      1,500,676
Hercules, Inc. (a)...................    147,746      1,285,390
International Flavors & Fragrances,
  Inc. ..............................    125,555      3,903,505
Monsanto Co. ........................    348,260      5,711,464
PPG Industries, Inc. ................    224,272     10,110,182
Praxair, Inc. .......................    213,887     12,052,532
Rohm & Haas Co. .....................    292,728      8,717,440
Sigma-Aldrich Corp. .................     95,618      4,254,045
                                                   ------------
                                                    159,283,208
                                                   ------------
CONSTRUCTION MATERIALS -- 1.5%
Vulcan Materials Co. ................    135,379      4,092,507
                                                   ------------
CONTAINERS & PACKAGING -- 6.7%
Ball Corp. ..........................     75,576      4,209,583
Bemis Co., Inc. .....................     70,600      2,969,436
Pactiv Corp. (a).....................    210,633      4,275,850
Sealed Air Corp. (a).................    111,543      4,476,221
Temple-Inland, Inc. .................     71,713      2,682,066
                                                   ------------
                                                     18,613,156
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- 17.8%
Alcoa, Inc. .........................  1,113,962   $ 21,588,584
Allegheny Technologies, Inc. ........    117,412        340,495
Freeport-McMoran Copper & Gold, Inc.
  (Class B) (a)......................    193,124      3,292,764
Newmont Mining Corp. (Holding Co.)...    529,839     13,855,290
Nucor Corp. .........................    104,008      3,969,985
Phelps Dodge Corp. ..................    118,246      3,840,630
United States Steel Corp. ...........    140,535      1,381,459
Worthington Industries, Inc. ........    116,991      1,395,703
                                                   ------------
                                                     49,664,910
                                                   ------------
PAPER & FOREST PRODUCTS -- 17.1%
Boise Cascade Corp. .................     78,365      1,712,275
Georgia-Pacific Corp. ...............    332,146      4,616,829
International Paper Co. .............    631,242     21,335,980
Louisiana-Pacific Corp. .............    142,039      1,126,369
MeadWestvaco Corp. ..................    265,404      6,045,903
Weyerhaeuser Co. ....................    269,801     12,904,582
                                                   ------------
                                                     47,741,938
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $338,759,219)................               279,395,719
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $245,149)...............    245,149        245,149
                                                   ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $339,004,368)................               279,640,868
OTHER ASSETS AND
  LIABILITIES -- (0.4)%..............                (1,044,932)
                                                   ------------
NET ASSETS -- 100.0%.................              $278,595,936
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
COMPUTERS & PERIPHERALS -- 20.7%
Apple Computer, Inc. (a).............    235,965   $  3,336,545
Dell Computer Corp. (a)..............  1,610,669     43,987,370
EMC Corp. (a)........................  1,395,409     10,088,807
Gateway, Inc. (a)....................    257,714        608,205
Hewlett-Packard Co. .................  1,908,048     29,670,146
International Business Machines
  Corp. .............................  1,051,428     82,463,498
Lexmark International, Inc. (a)......     81,024      5,424,557
NCR Corp. (a)........................     67,702      1,241,655
Network Appliance, Inc. (a)..........    226,194      2,531,111
Sun Microsystems, Inc. (a)...........  2,040,910      6,653,367
                                                   ------------
                                                    186,005,261
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 11.8%
ADC Telecommunications, Inc. (a).....    573,079      1,180,543
Andrew Corp. (a).....................     77,663        427,147
Avaya, Inc. (a)......................    307,264        626,819
CIENA Corp. (a)......................    300,517      1,313,259
Cisco Systems, Inc. (a)..............  4,424,184     57,425,908
Comverse Technology, Inc. (a)........    132,636      1,500,113
Corning Inc. ........................    802,059      4,684,025
JDS Uniphase Corp. (a)...............    946,856      2,698,540
Lucent Technologies, Inc. (a)........  2,576,360      3,787,249
Motorola, Inc. ......................  1,450,263     11,979,172
QUALCOMM, Inc. (a)...................    495,164     17,855,614
Scientific-Atlanta, Inc. ............    108,795      1,494,843
Tellabs, Inc. (a)....................    278,255      1,611,096
                                                   ------------
                                                    106,584,328
                                                   ------------
SOFTWARE -- 26.6%
Adobe Systems, Inc. .................    150,196      4,630,543
Autodesk, Inc. ......................     82,430      1,257,882
BMC Software, Inc. (a)...............    154,503      2,331,450
Citrix Systems, Inc. (a).............    119,303      1,570,027
Computer Associates International,
  Inc. ..............................    369,916      5,053,053
Compuware Corp. (a)..................    273,386        926,778
Electronic Arts Inc. (a).............     92,379      5,417,105
Intuit, Inc. (a).....................    131,401      4,888,117
Mercury Interactive Corp. (a)........     57,997      1,721,351
Microsoft Corp.......................  6,657,184    161,170,425
Novell, Inc. (a).....................    277,723        597,104
Oracle Corp. (a).....................  3,293,145     35,727,330
Parametric Technology Corp. (a)......    231,829        503,069
PeopleSoft, Inc. (a).................    203,203      3,109,006
Siebel Systems, Inc. (a).............    323,171      2,588,600
Symantec Corp Com....................     91,900      3,600,642
VERITAS Software Corp. (a)...........    265,957      4,675,524
                                                   ------------
                                                    239,768,006
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
Agilent Technologies, Inc. (a).......    299,775      3,942,041
Jabil Circuit, Inc. (a)..............    132,588      2,320,290
PerkinElmer, Inc. (a)................     99,941        888,475
Sanmina-SCI Corp. (a)................    357,128      1,442,797
Solectron Corp. (a)..................    563,733      1,702,474
Symbol Technologies, Inc. (a)........    164,501      1,416,354
Tektronix, Inc. (a)..................     63,210      1,084,052
Thermo Electron Corp. (a)............    109,893      1,989,063
Waters Corp. (a).....................     88,368      1,869,867
                                                   ------------
                                                     16,655,413
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INTERNET SOFTWARE & SERVICES -- 1.0%
Yahoo!, Inc. (a).....................    377,566   $  9,069,135
                                                   ------------
IT CONSULTING & SERVICES -- 1.7%
Computer Sciences Corp. (a)..........    121,794      3,964,395
Electronic Data Systems Corp. .......    305,543      5,377,557
SunGard Data Systems, Inc. (a).......    183,200      3,902,160
Unisys Corp. ........................    219,020      2,028,125
                                                   ------------
                                                     15,272,237
                                                   ------------
OFFICE ELECTRONICS -- 0.5%
Xerox Corp. .........................    478,132      4,159,748
                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 16.7%
Advanced Micro Devices, Inc. (a).....    239,750      1,481,655
Altera Corp. (a).....................    251,649      3,407,327
Analog Devices, Inc. (a).............    233,278      6,415,145
Applied Materials, Inc. (a)..........  1,038,896     13,069,312
Applied Micro Circuits Corp. (a).....    234,086        763,120
Broadcom Corp. (a)...................    182,086      2,248,762
Intel Corp. .........................  4,121,359     67,095,725
KLA-Tencor Corp. (a).................    122,999      4,420,830
Linear Technology Corp. .............    200,906      6,201,968
LSI Logic Corp. (a)..................    260,426      1,177,126
Maxim Integrated Products, Inc.
  (a)................................    206,012      7,441,153
Micron Technology, Inc. (a)..........    394,393      3,210,359
National Semiconductor Corp. (a).....    123,872      2,110,779
Novellus Systems, Inc. (a)...........     98,966      2,698,803
NVIDIA Corp. (a).....................    112,093      1,440,395
PMC-Sierra, Inc. (a).................    133,317        793,236
QLogic Corp. (a).....................     62,899      2,336,069
Teradyne, Inc. (a)...................    126,109      1,467,909
Texas Instruments, Inc. .............  1,087,658     17,804,961
Xilinx, Inc. (a).....................    217,692      5,096,170
                                                   ------------
                                                    150,680,804
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 16.5%
ALLTEL Corp. ........................    196,700      8,804,292
AT&T Corp. ..........................    485,521      7,865,440
BellSouth Corp. .....................  1,164,090     25,225,830
CenturyTel, Inc. ....................     94,325      2,603,370
Citizens Communications Co. (a)......    191,848      1,914,643
Qwest Communications International,
  Inc. (a)...........................  1,086,171      3,790,737
SBC Communications Inc. (a)..........  1,573,015     31,554,681
Sprint Corp. (a).....................    568,139      6,675,633
Verizon Communications Inc. (a)......  1,701,894     60,161,953
                                                   ------------
                                                    148,596,579
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
AT&T Wireless Services, Inc. (a).....  1,711,867     11,298,322
Nextel Communications, Inc. (a)......    612,538      8,201,884
Sprint Corp. (PCS Group) (a).........    658,435      2,870,777
                                                   ------------
                                                     22,370,983
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $1,798,284,563)..............               899,162,494
                                                   ------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class Prime
  Fund...............................  1,307,951   $  1,307,951
Federated Prime Obligations Fund.....      2,652          2,652
                                                   ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,310,603)..................                 1,310,603
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,799,595,166)..............               900,473,097
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                    64,683
                                                   ------------
NET ASSETS -- 100.0%.................              $900,537,780
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.7%
ELECTRIC UTILITIES -- 79.8%
Allegheny Energy, Inc. ............      410,751   $  2,550,764
Ameren Corp. ......................      521,368     20,359,420
American Electric Power Co.,
  Inc. ............................    1,273,637     29,102,605
CenterPoint Energy, Inc. ..........      993,724      7,005,754
Cinergy Corp. .....................      551,604     18,561,475
CMS Energy Corp. ..................      474,882      2,094,230
Consolidated Edison, Inc. .........      699,760     26,919,767
Constellation Energy Group,
  Inc. ............................      539,639     14,964,189
Dominion Resources, Inc. ..........    1,006,305     55,719,108
DTE Energy Co. ....................      548,541     21,201,110
Edison International...............    1,067,601     14,615,458
Entergy Corp. .....................      727,273     35,018,195
Exelon Corp. ......................    1,057,938     53,330,654
FirstEnergy Corp. .................      974,936     30,710,484
FPL Group, Inc. ...................      597,814     35,229,179
PG&E Corp. (a).....................    1,335,515     17,962,677
Pinnacle West Capital Corp. .......      295,578      9,825,013
PPL Corp. .........................      538,916     19,190,799
Progress Energy, Inc. .............      777,177     30,426,479
Public Service Enterprise Group,
  Inc. ............................      728,552     26,730,573
Southern Co. (The).................    2,337,053     66,465,787
TECO Energy, Inc. .................      573,998      6,101,599
TXU Corp. .........................    1,055,611     18,842,656
Xcel Energy, Inc. .................    1,306,054     16,730,552
                                                   ------------
                                                    579,658,527
                                                   ------------
GAS UTILITIES -- 10.2%
KeySpan Corp. .....................      512,646     16,532,834
Kinder Morgan, Inc. ...............      399,563     17,980,335

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
GAS UTILITIES -- (CONTINUED)
Nicor, Inc. .......................      143,519   $  3,920,939
NiSource, Inc. ....................      815,467     14,841,499
Peoples Energy Corp. ..............      116,994      4,184,875
Sempra Energy......................      675,231     16,853,766
                                                   ------------
                                                     74,314,248
                                                   ------------
MULTI-UTILITIES & UNREGULATED
  POWER -- 10.7%
AES Corp. (a)......................    1,777,168      6,433,348
Calpine Corp. (a)..................    1,244,296      4,106,177
Duke Energy Corp. .................    2,920,483     42,463,823
Dynegy, Inc. (Class A).............    1,227,377      3,203,454
El Paso Corp. .....................    1,957,425     11,842,421
Mirant Corp. (a)...................    1,333,082      2,132,931
Williams Cos., Inc. (The)..........    1,688,465      7,733,170
                                                   ------------
                                                     77,915,324
                                                   ------------
TOTAL COMMON STOCKS -- (Cost
  $775,818,806)....................                 731,888,099
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $1,346,452).....    1,346,452      1,346,452
                                                   ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $777,165,258)..............                 733,234,551
OTHER ASSETS AND
  LIABILITIES -- (0.9)%............                  (6,742,222)
                                                   ------------
NET ASSETS -- 100.0%...............                $726,492,329
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

                      (This page intentionally left blank)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)

                                                         THE CONSUMER    THE CONSUMER
                                                         DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $151,644,363    $224,995,801    $366,351,801    $ 534,961,141
  Receivable for investments sold......................            --              --              --        4,495,007
  Receivable for income received for Select Sector
    SPDRS in-kind transactions.........................            --              --             289               --
  Dividends receivable (Note 2)........................        94,340         712,448         254,772          858,035
  Prepaid expenses.....................................         2,043           3,607           4,864           10,024
                                                         ------------    ------------    ------------    -------------
         TOTAL ASSETS..................................   151,740,746     225,711,856     366,611,726      540,324,207
                                                         ------------    ------------    ------------    -------------
LIABILITIES
  Payable for investments purchased....................            --              --              --        4,168,088
  Payable for income delivered for Select Sector SPDRS
    in-kind transactions...............................           801             295              --               --
  Distribution payable (Note 2)........................       247,515       1,141,366       1,409,057        1,993,031
  Accrued advisory fees (Note 3).......................         5,457           8,775          13,052           21,742
  Accrued trustees fees (Note 3).......................         1,638           2,755           3,224            3,837
  Accrued distribution fees (Note 3)...................        55,266          57,847          23,836           40,770
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3)......................................         7,616          12,262          18,249           30,416
  Accrued expenses and other liabilities...............        13,940          20,600          22,974            2,839
                                                         ------------    ------------    ------------    -------------
         TOTAL LIABILITIES.............................       332,233       1,243,900       1,490,392        6,260,723
                                                         ------------    ------------    ------------    -------------
         NET ASSETS....................................  $151,408,513    $224,467,956    $365,121,334    $ 534,063,484
                                                         ============    ============    ============    =============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................   199,182,234     339,207,011     487,146,348      723,322,854
  Undistributed (distributions in excess of) net
    investment income..................................      (228,721)        (38,201)       (248,513)        (544,601)
  Accumulated net realized loss on investments.........   (15,786,809)    (61,992,429)    (75,462,947)     (32,645,121)
  Net unrealized depreciation on investments...........   (31,758,191)    (52,708,425)    (46,313,554)    (156,069,648)
                                                         ------------    ------------    ------------    -------------
         NET ASSETS....................................  $151,408,513    $224,467,956    $365,121,334    $ 534,063,484
                                                         ============    ============    ============    =============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share.........  $      22.77    $      18.55    $      22.33    $       20.82
                                                         ============    ============    ============    =============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)...................................     6,650,000      12,100,258      16,350,159       25,654,432
                                                         ============    ============    ============    =============
  Cost of investments..................................  $183,402,554    $277,704,226    $412,665,355    $ 691,030,789
                                                         ============    ============    ============    =============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   ---------------   -------------
     $224,828,071       $347,519,630    $279,640,868    $  900,473,097    $733,234,551
        2,524,579                 --       1,776,636         3,795,513              --
               --              2,133              --                --             336
          168,517            577,321         582,087           417,309       1,093,910
            2,580              3,065           3,692            15,137           7,431
     ------------       ------------    ------------    --------------    ------------
      227,523,747        348,102,149     282,003,283       904,701,056     734,336,228
     ------------       ------------    ------------    --------------    ------------
        2,404,940                 --       1,972,978         3,698,332              --
               --                 --              --                --              --
          602,280          1,171,512       1,301,729                --       7,661,101
            9,340             12,360          10,652            38,786          29,385
            1,606              2,457           3,250             9,959           2,126
           30,110             40,114          66,522           335,621          62,287
           13,053             17,281          14,867            54,280          41,115
           18,871             36,692          37,349            26,298          47,885
     ------------       ------------    ------------    --------------    ------------
        3,080,200          1,280,416       3,407,347         4,163,276       7,843,899
     ------------       ------------    ------------    --------------    ------------
     $224,443,547       $346,821,733    $278,595,936    $  900,537,780    $726,492,329
     ============       ============    ============    ==============    ============
      248,369,349        427,976,518     352,002,365     2,280,860,674     800,867,037
          (99,144)          (299,137)         (4,990)        1,978,602      (1,970,340)
      (23,033,730)       (36,499,735)    (14,037,939)     (483,179,427)    (28,473,661)
         (792,928)       (44,355,913)    (59,363,500)     (899,122,069)    (43,930,707)
     ------------       ------------    ------------    --------------    ------------
     $224,443,547       $346,821,733    $278,595,936    $  900,537,780    $726,492,329
     ============       ============    ============    ==============    ============
     $      26.72       $      19.27    $      18.33    $        14.34    $      18.39
     ============       ============    ============    ==============    ============
        8,400,001         18,000,003      15,200,012        62,801,084      39,500,130
     ============       ============    ============    ==============    ============
     $225,620,999       $391,875,543    $339,004,368    $1,799,595,166    $777,165,258
     ============       ============    ============    ==============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2003 (UNAUDITED)

                                                          THE CONSUMER    THE CONSUMER
                                                          DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                          SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                            SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                          -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (Note 2)..............................   $   646,010    $  2,653,733     $ 3,661,495     $ 7,134,270
                                                           -----------    ------------     -----------     -----------
EXPENSES
  Administrator, custodian and transfer agent fee (Note
    3)..................................................        62,300         109,460         149,970         295,356
  Distribution fee (Note 3).............................        43,610          76,622         104,979         206,749
  License fee (Note 3)..................................        37,380          65,676          89,982         177,214
  Advisory fee (Note 3).................................        31,150          54,730          74,985         147,678
  Printing and postage expense..........................        12,415          20,535          28,370          62,528
  Professional fees.....................................         5,205           3,255          10,889          24,981
  Trustee fees (Note 3).................................         2,833           5,176           6,323           6,991
  Insurance expense.....................................         1,146             547           1,982           4,750
  Miscellaneous expenses................................           988             891           1,061             607
  SEC registration expense..............................           878             754           3,556           6,952
                                                           -----------    ------------     -----------     -----------
    TOTAL EXPENSES BEFORE WAIVERS.......................       197,905         337,646         472,097         933,806
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).............................       (18,690)        (32,838)        (44,991)        (88,606)
                                                           -----------    ------------     -----------     -----------
  NET EXPENSES..........................................       179,215         304,808         427,106         845,200
                                                           -----------    ------------     -----------     -----------
  NET INVESTMENT INCOME.................................       466,795       2,348,925       3,234,389       6,289,070
                                                           -----------    ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions...    (1,331,657)     (2,003,253)      6,203,964      (1,493,394)
  Net change in unrealized depreciation.................     1,077,203     (14,525,859)     10,822,890      (2,402,500)
                                                           -----------    ------------     -----------     -----------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS.......................................      (254,454)    (16,529,112)     17,026,854      (3,895,894)
                                                           -----------    ------------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $   212,341    $(14,180,187)    $20,261,243     $ 2,393,176
                                                           ===========    ============     ===========     ===========

See accompanying notes to financial statements.

     THE HEALTH
        CARE        THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    -------------   --------------   -------------   --------------   -------------
     $1,342,928      $  2,034,170     $ 3,277,342     $  4,613,217     $12,430,109
     ----------      ------------     -----------     ------------     -----------
         86,995           104,704         115,187          462,238         255,349
         60,897            73,293          80,631          323,567         178,744
         52,197            62,822          69,112          277,343         153,209
         43,498            52,352          57,593          231,119         127,675
         13,415            14,925          19,519           96,761          33,826
          5,413             6,064           7,910           37,879          15,212
          3,105             2,962           3,845           20,220           5,464
          1,057               704           1,220            7,881           1,347
            707             1,039           1,292            1,518             534
            497               317             114           10,051           3,798
     ----------      ------------     -----------     ------------     -----------
        267,781           319,182         356,423        1,468,577         775,158
        (26,098)          (31,411)        (34,556)        (138,671)        (76,605)
     ----------      ------------     -----------     ------------     -----------
        241,683           287,771         321,867        1,329,906         698,553
     ----------      ------------     -----------     ------------     -----------
      1,101,245         1,746,399       2,955,475        3,283,311      11,731,556
     ----------      ------------     -----------     ------------     -----------
        663,030          (420,662)     (1,037,451)     (22,377,622)     (1,314,950)
      5,610,129       (10,643,592)      2,243,031      150,007,307       9,822,559
     ----------      ------------     -----------     ------------     -----------
      6,273,159       (11,064,254)      1,205,580      127,629,685       8,507,609
     ----------      ------------     -----------     ------------     -----------
     $7,374,404      $ (9,317,855)    $ 4,161,055     $130,912,996     $20,239,165
     ==========      ============     ===========     ============     ===========

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                          THE CONSUMER DISCRETIONARY        THE CONSUMER STAPLES
                                                            SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                          ---------------------------   ----------------------------
                                                          (UNAUDITED)                   (UNAUDITED)
                                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                             ENDED          ENDED          ENDED           ENDED
                                                           3/31/2003      9/30/2002      3/31/2003       9/30/2002
                                                          ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.................................  $    466,795   $  1,006,648   $  2,348,925   $   4,763,712
  Net realized gain (loss) on investment transactions...    (1,331,657)    (2,161,765)    (2,003,253)    (31,326,931)
  Net change in unrealized depreciation.................     1,077,203       (747,972)   (14,525,859)    (30,850,415)
                                                          ------------   ------------   ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................       212,341     (1,903,089)   (14,180,187)    (57,413,634)
                                                          ------------   ------------   ------------   -------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................        76,967        143,586         (5,108)       (363,633)
                                                          ------------   ------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................      (544,366)    (1,152,248)    (2,341,582)     (4,423,211)
                                                          ------------   ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................    38,029,007     10,371,525     35,724,341    (101,484,891)
                                                          ------------   ------------   ------------   -------------
  Net increase (decrease) in net assets during period...    37,773,949      7,459,774     19,197,464    (163,685,369)
  Net assets at beginning of period.....................   113,634,564    106,174,790    205,270,492     368,955,861
                                                          ------------   ------------   ------------   -------------
NET ASSETS END OF PERIOD(1).............................  $151,408,513   $113,634,564   $224,467,956   $ 205,270,492
                                                          ============   ============   ============   =============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $   (228,721)  $   (151,150)  $    (38,201)  $     (45,544)
                                                          ============   ============   ============   =============

See accompanying notes to financial statements.

            THE ENERGY                   THE FINANCIAL                 THE HEALTH CARE
      SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
    ---------------------------   ----------------------------   ---------------------------
    (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
     SIX MONTHS        YEAR        SIX MONTHS        YEAR         SIX MONTHS        YEAR
       ENDED          ENDED          ENDED           ENDED          ENDED          ENDED
     3/31/2003      9/30/2002      3/31/2003       9/30/2002      3/31/2003      9/30/2002
    ------------   ------------   ------------   -------------   ------------   ------------
    $  3,234,389   $  5,856,503   $  6,289,070   $  10,127,711   $  1,101,245   $    749,601
       6,203,964    (78,684,460)    (1,493,394)    (39,690,521)       663,030     (6,958,058)
      10,822,890      3,661,818     (2,402,500)    (31,558,751)     5,610,129     17,744,694
    ------------   ------------   ------------   -------------   ------------   ------------
      20,261,243    (69,166,139)     2,393,176     (61,121,561)     7,374,404     11,536,237
    ------------   ------------   ------------   -------------   ------------   ------------
        (373,159)       154,379       (521,157)     (1,266,156)        84,287         21,395
    ------------   ------------   ------------   -------------   ------------   ------------
      (2,870,020)    (6,022,434)    (5,722,083)     (8,798,298)    (1,190,200)      (786,910)
    ------------   ------------   ------------   -------------   ------------   ------------
     108,162,106     70,236,387    137,056,438    (140,525,194)   107,838,223    (14,661,527)
    ------------   ------------   ------------   -------------   ------------   ------------
     125,180,170     (4,797,807)   133,206,374    (211,711,209)   114,106,714     (3,890,805)
     239,941,164    244,738,971    400,857,110     612,568,319    110,336,833    114,227,638
    ------------   ------------   ------------   -------------   ------------   ------------
    $365,121,334   $239,941,164   $534,063,484   $ 400,857,110   $224,443,547   $110,336,833
    ============   ============   ============   =============   ============   ============
    $   (248,513)  $   (612,882)  $   (544,601)  $  (1,111,588)  $    (99,144)  $    (10,189)
    ============   ============   ============   =============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               THE INDUSTRIAL                  THE MATERIALS
                                                          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                        ----------------------------    ----------------------------
                                                        (UNAUDITED)                     (UNAUDITED)
                                                         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                           ENDED           ENDED           ENDED           ENDED
                                                         3/31/2003       9/30/2002       3/31/2003       9/30/2002
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income...............................  $  1,746,399    $  2,318,997    $  2,955,475    $  4,948,075
  Net realized gain (loss) on investment
    transactions......................................      (420,662)    (51,844,393)     (1,037,451)     (4,372,997)
  Net change in unrealized appreciation
    (depreciation)....................................   (10,643,592)    (11,528,213)      2,243,031     (31,871,252)
                                                        ------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS........................................    (9,317,855)    (61,053,609)      4,161,055     (31,296,174)
                                                        ------------    ------------    ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED........................       618,879        (265,406)        441,906         171,969
                                                        ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................    (2,465,591)     (1,976,019)     (3,187,212)     (4,971,460)
                                                        ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)...............................   271,205,430      82,811,265     117,535,392      96,199,087
                                                        ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets during
    period............................................   260,040,863      19,516,231     118,951,141      60,103,422
  Net assets at beginning of period...................    86,780,870      67,264,639     159,644,795      99,541,373
                                                        ------------    ------------    ------------    ------------
NET ASSETS END OF PERIOD(1)...........................  $346,821,733    $ 86,780,870    $278,595,936    $159,644,795
                                                        ============    ============    ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income.......................  $   (299,137)   $    420,055    $     (4,990)   $    226,747
                                                        ============    ============    ============    ============

See accompanying notes to financial statements.

       THE TECHNOLOGY                   THE UTILITIES
   SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
-----------------------------    ----------------------------
(UNAUDITED)                      (UNAUDITED)
 SIX MONTHS         YEAR          SIX MONTHS         YEAR
   ENDED            ENDED           ENDED           ENDED
 3/31/2003        9/30/2002       3/31/2003       9/30/2002
------------    -------------    ------------    ------------
$  3,283,311    $   1,313,479    $ 11,731,556    $  4,724,603
 (22,377,622)    (301,976,050)     (1,314,950)    (16,387,749)
 150,007,307     (139,291,245)      9,822,559     (42,980,585)
------------    -------------    ------------    ------------
 130,912,996     (439,953,816)     20,239,165     (54,643,731)
------------    -------------    ------------    ------------
    (900,824)        (936,423)      1,937,450         424,481
------------    -------------    ------------    ------------
  (2,618,188)              --     (13,720,273)     (5,131,034)
------------    -------------    ------------    ------------
 140,555,702      176,051,612     578,791,822      88,526,724
------------    -------------    ------------    ------------
 267,949,686     (264,838,627)    587,248,164      29,176,440
 632,588,094      897,426,721     139,244,165     110,067,725
------------    -------------    ------------    ------------
$900,537,780    $ 632,588,094    $726,492,329    $139,244,165
============    =============    ============    ============
$  1,978,602    $   1,313,479    $ (1,970,340)   $     18,377
============    =============    ============    ============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE CONSUMER DISCRETIONARY
                                                            SELECT SECTOR SPDR FUND
                                      SIX MONTHS ENDED      YEAR        YEAR        YEAR
                                          03/31/03         ENDED       ENDED       ENDED      PERIOD ENDED
                                      (UNAUDITED) (1)     09/30/02    09/30/01    09/30/00    09/30/99 (2)
                                      ----------------    --------    --------    --------    ------------
Net asset value, beginning of
  period............................      $  22.73        $  23.08    $  24.89    $ 26.17       $ 24.51
                                          --------        --------    --------    -------       -------
Net investment income (loss)........          0.09            0.14        0.23       0.22          0.09
Net realized and unrealized gain
  (loss) (3)........................          0.03           (0.36)      (1.80)     (1.29)         1.66
                                          --------        --------    --------    -------       -------
Total from investment operations....          0.12           (0.22)      (1.57)     (1.07)         1.75
                                          --------        --------    --------    -------       -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................          0.01            0.03          --         --          0.01
                                          --------        --------    --------    -------       -------
Distributions to shareholders from:
Net investment income...............         (0.09)          (0.16)      (0.24)     (0.21)        (0.10)
Net realized gains..................            --              --          --         --            --
                                          --------        --------    --------    -------       -------
Total distributions to
  shareholders......................         (0.09)          (0.16)      (0.24)     (0.21)        (0.10)
                                          --------        --------    --------    -------       -------
Net asset value, end of period......      $  22.77        $  22.73    $  23.08    $ 24.89       $ 26.17
                                          ========        ========    ========    =======       =======
Total return (4)....................          0.55%          (0.93)%     (6.46)%    (4.12)%        7.17%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................      $151,409        $113,635    $106,175    $89,615       $35,324
Ratio of expenses to average net
  assets............................          0.29%(5)        0.27%       0.27%      0.43%         0.58%(5)
Ratio of expenses to average net
  assets before waivers.............          0.32%(5)        0.31%       0.32%      0.51%         0.58%(5)
Ratio of net investment income
  (loss) to average net assets......          0.75%(5)        0.57%       0.89%      0.80%         0.49%(5)
Portfolio turnover rate (6).........          7.80%          42.34%       4.71%     16.28%         9.56%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE CONSUMER STAPLES
                                                            SELECT SECTOR SPDR FUND
                                      SIX MONTHS ENDED      YEAR        YEAR        YEAR
                                          03/31/03         ENDED       ENDED       ENDED      PERIOD ENDED
                                      (UNAUDITED) (1)     09/30/02    09/30/01    09/30/00    09/30/99 (2)
                                      ----------------    --------    --------    --------    ------------
Net asset value, beginning of
  period............................      $  19.83        $  25.10    $  25.02    $  22.63      $ 26.06
                                          --------        --------    --------    --------      -------
Net investment income (loss)........          0.21            0.43        0.27        0.30         0.20
Net realized and unrealized gain
  (loss) (3)........................         (1.28)          (5.29)       0.09        2.39        (3.44)
                                          --------        --------    --------    --------      -------
Total from investment operations....         (1.07)          (4.86)       0.36        2.69        (3.24)
                                          --------        --------    --------    --------      -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................            --           (0.04)       0.03       (0.02)        0.01
                                          --------        --------    --------    --------      -------
Distributions to shareholders from:
Net investment income...............         (0.21)          (0.37)      (0.31)      (0.28)       (0.20)
Net realized gains..................            --              --          --          --           --
                                          --------        --------    --------    --------      -------
Total distributions to
  shareholders......................         (0.21)          (0.37)      (0.31)      (0.28)       (0.20)
                                          --------        --------    --------    --------      -------
Net asset value, end of period......      $  18.55        $  19.83    $  25.10    $  25.02      $ 22.63
                                          ========        ========    ========    ========      =======
Total return (4)....................         (5.44)%        (19.68)%      1.53%      11.92%      (12.45)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................      $224,468        $205,270    $368,956    $156,394      $17,651
Ratio of expenses to average net
  assets............................          0.28%(5)        0.28%       0.28%       0.42%        0.57%(5)
Ratio of expenses to average net
  assets before waivers.............          0.31%(5)        0.32%       0.33%       0.50%        0.57%(5)
Ratio of net investment income
  (loss) to average net assets......          2.15%(5)        1.48%       1.21%       1.20%        1.10%(5)
Portfolio turnover rate (6).........          1.64%          59.68%       6.42%       9.77%        2.91%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE ENERGY
                                                            SELECT SECTOR SPDR FUND
                                      SIX MONTHS ENDED      YEAR        YEAR        YEAR
                                          03/31/03         ENDED       ENDED       ENDED      PERIOD ENDED
                                      (UNAUDITED) (1)     09/30/02    09/30/01    09/30/00    09/30/99 (2)
                                      ----------------    --------    --------    --------    ------------
Net asset value, beginning of
  period............................      $  21.14        $  25.90    $  32.81    $  27.46      $ 23.59
                                          --------        --------    --------    --------      -------
Net investment income (loss)........          0.24            0.43        0.45        0.55         0.29
Net realized and unrealized gain
  (loss) (3)........................          1.20           (4.73)      (6.90)       5.28         3.88
                                          --------        --------    --------    --------      -------
Total from investment operations....          1.44           (4.30)      (6.45)       5.83         4.17
                                          --------        --------    --------    --------      -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................         (0.02)           0.01        0.02       (0.01)        0.07
                                          --------        --------    --------    --------      -------
Distributions to shareholders from:
Net investment income...............         (0.23)          (0.47)      (0.48)      (0.47)       (0.37)
Net realized gains..................            --              --          --          --           --
                                          --------        --------    --------    --------      -------
Total distributions to
  shareholders......................         (0.23)          (0.47)      (0.48)      (0.47)       (0.37)
                                          --------        --------    --------    --------      -------
Net asset value, end of period......      $  22.33        $  21.14    $  25.90    $  32.81      $ 27.46
                                          ========        ========    ========    ========      =======
Total return (4)....................          6.77%         (16.72)%    (19.81)%     21.38%       17.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................      $365,121        $239,941    $244,739    $291,975      $149,636
Ratio of expenses to average net
  assets............................          0.28%(5)        0.27%       0.28%       0.41%        0.56%(5)
Ratio of expenses to average net
  assets before waivers.............          0.31%(5)        0.31%       0.33%       0.50%        0.56%(5)
Ratio of net investment income
  (loss) to average net assets......          2.16%(5)        1.82%       1.56%       1.71%        1.73%(5)
Portfolio turnover rate (6).........          1.11%          38.55%      17.36%      30.76%       20.15%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE FINANCIAL
                                                            SELECT SECTOR SPDR FUND
                                      SIX MONTHS ENDED      YEAR        YEAR        YEAR
                                          03/31/03         ENDED       ENDED       ENDED      PERIOD ENDED
                                       (UNAUDITED)(1)     09/30/02    09/30/01    09/30/00    09/30/99 (2)
                                      ----------------    --------    --------    --------    ------------
Net asset value, beginning of
  period............................      $  20.66        $  24.70    $  28.96    $  22.04      $ 22.02
                                          --------        --------    --------    --------      -------
Net investment income (loss)........          0.23            0.49        0.41        0.35         0.21
Net realized and unrealized gain
  (loss) (3)........................          0.18           (4.03)      (4.27)       6.91         0.02
                                          --------        --------    --------    --------      -------
Total from investment operations....          0.41           (3.54)      (3.86)       7.26         0.23
                                          --------        --------    --------    --------      -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................         (0.02)          (0.07)      (0.01)         --         0.01
                                          --------        --------    --------    --------      -------
Distributions to shareholders from:
Net investment income...............         (0.23)          (0.43)      (0.39)      (0.34)       (0.22)
Net realized gains..................            --              --          --          --           --
                                          --------        --------    --------    --------      -------
Total distributions to
  shareholders......................         (0.23)          (0.43)      (0.39)      (0.34)       (0.22)
                                          --------        --------    --------    --------      -------
Net asset value, end of period......      $  20.82        $  20.66    $  24.70    $  28.96      $ 22.04
                                          ========        ========    ========    ========      =======
Total return (4)....................          1.81%         (14.87)%    (13.50)%     33.24%        0.97%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................      $534,063        $400,857    $612,568    $430,141      $123,409
Ratio of expenses to average net
  assets............................          0.29%(5)        0.27%       0.27%       0.44%        0.57%(5)
Ratio of expenses to average net
  assets before waivers.............          0.32%(5)        0.31%       0.32%       0.54%        0.57%(5)
Ratio of net investment income
  (loss) to average net assets......          2.13%(5)        1.70%       1.43%       1.45%        1.14%(5)
Portfolio turnover rate (6).........          2.90%          10.58%       8.77%       7.02%        5.71%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE HEALTH CARE
                                                            SELECT SECTOR SPDR FUND
                                      SIX MONTHS ENDED      YEAR        YEAR        YEAR
                                          03/31/03         ENDED       ENDED       ENDED      PERIOD ENDED
                                      (UNAUDITED) (1)     09/30/02    09/30/01    09/30/00    09/30/99 (2)
                                      ----------------    --------    --------    --------    ------------
Net asset value, beginning of
  period............................      $  25.36        $  23.55    $  29.06    $ 26.85       $ 23.97
                                          --------        --------    --------    -------       -------
Net investment income (loss)........          0.17            0.14        0.07       0.03         (0.02)
Net realized and unrealized gain
  (loss) (3)........................          1.35            1.82       (5.49)      2.37          2.90
                                          --------        --------    --------    -------       -------
Total from investment operations....          1.52            1.96       (5.42)      2.40          2.88
                                          --------        --------    --------    -------       -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................          0.01              --          --      (0.01)           --
                                          --------        --------    --------    -------       -------
Distributions to shareholders from:
Net investment income...............         (0.17)          (0.15)      (0.08)        --            --
Net realized gains..................            --              --       (0.01)     (0.18)           --
                                          --------        --------    --------    -------       -------
Total distributions to
  shareholders......................         (0.17)          (0.15)      (0.09)     (0.18)           --
                                          --------        --------    --------    -------       -------
Net asset value, end of period......      $  26.72        $  25.36    $  23.55    $ 29.06       $ 26.85
                                          ========        ========    ========    =======       =======
Total return (4)....................          6.01%           8.27%     (18.71)%     8.84%        12.03%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................      $224,444        $110,337    $114,228    $79,911       $60,420
Ratio of expenses to average net
  assets............................          0.28%(5)        0.28%       0.28%      0.42%         0.57% (5)
Ratio of expenses to average net
  assets before waivers.............          0.31%(5)        0.32%       0.33%      0.51%         0.57% (5)
Ratio of net investment income
  (loss) to average net assets......          1.27%(5)        0.49%       0.26%      0.10%        (0.11)%(5)
Portfolio turnover rate (6).........          2.91%         102.64%      27.99%     21.88%        14.56%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE INDUSTRIAL
                                                            SELECT SECTOR SPDR FUND
                                      SIX MONTHS ENDED      YEAR        YEAR        YEAR
                                          03/31/03         ENDED       ENDED       ENDED      PERIOD ENDED
                                      (UNAUDITED) (1)     09/30/02    09/30/01    09/30/00    09/30/99 (2)
                                      ----------------    --------    --------    --------    ------------
Net asset value, beginning of
  period............................      $  19.50        $  23.60    $  30.30    $  28.68      $ 22.66
                                          --------        --------    --------    --------      -------
Net investment income (loss)........          0.17            0.39        0.30        0.35         0.21
Net realized and unrealized gain
  (loss) (3)........................         (0.24)          (4.11)      (6.66)       1.70         6.00
                                          --------        --------    --------    --------      -------
Total from investment operations....         (0.07)          (3.72)      (6.36)       2.05         6.21
                                          --------        --------    --------    --------      -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................          0.03           (0.06)       0.02       (0.04)          --
                                          --------        --------    --------    --------      -------
Distributions to shareholders from:
Net investment income...............         (0.19)          (0.32)      (0.36)      (0.31)       (0.19)
Net realized gains..................            --              --          --       (0.08)          --
                                          --------        --------    --------    --------      -------
Total distributions to
  shareholders......................         (0.19)          (0.32)      (0.36)      (0.39)       (0.19)
                                          --------        --------    --------    --------      -------
Net asset value, end of period......      $  19.27        $  19.50    $  23.60    $  30.30      $ 28.68
                                          ========        ========    ========    ========      =======
Total return (4)....................         (0.27)%        (16.24)%    (21.10)%      7.10%       27.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................      $346,822        $ 86,781    $ 67,265    $ 49,989      $65,963
Ratio of expenses to average net
  assets............................          0.27%(5)        0.28%       0.28%       0.44%        0.57%(5)
Ratio of expenses to average net
  assets before waivers.............          0.30%(5)        0.31%       0.33%       0.51%        0.57%(5)
Ratio of net investment income
  (loss) to average net assets......          1.67%(5)        1.26%       1.25%       1.10%        0.94%(5)
Portfolio turnover rate (6).........          1.94%          57.63%       7.14%      42.37%       12.42%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE MATERIALS
                                                          SELECT SECTOR SPDR FUND
                                 SIX MONTHS ENDED
                                     03/31/03        YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                 (UNAUDITED) (1)      09/30/02      09/30/01      09/30/00     09/30/99 (2)
                                 ----------------    ----------    ----------    ----------    ------------
Net asset value, beginning of
  period.......................      $  17.74         $  19.33      $ 18.03       $ 23.74        $ 20.72
                                     --------         --------      -------       -------        -------
Net investment income (loss)...          0.25             0.43         0.36          0.45           0.24
Net realized and unrealized
  gain (loss) (3)..............          0.54            (1.60)        1.86         (5.66)          3.01
                                     --------         --------      -------       -------        -------
Total from investment
  operations...................          0.79            (1.17)        2.22         (5.21)          3.25
                                     --------         --------      -------       -------        -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net..........................          0.03             0.02         0.02         (0.07)            --
                                     --------         --------      -------       -------        -------
Distributions to shareholders
  from:
Net investment income..........         (0.23)           (0.44)       (0.43)        (0.37)         (0.23)
Net realized gains.............            --               --        (0.51)        (0.06)            --
                                     --------         --------      -------       -------        -------
Total distributions to
  shareholders.................         (0.23)           (0.44)       (0.94)        (0.43)         (0.23)
                                     --------         --------      -------       -------        -------
Net asset value, end of
  period.......................      $  18.33         $  17.74      $ 19.33       $ 18.03        $ 23.74
                                     ========         ========      =======       =======        =======
Total return (4)...............          4.59%           (6.27)%      12.08%       (22.48)%        15.59%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's).......................      $278,596         $159,645      $99,541       $56,785        $81,887
Ratio of expenses to average
  net assets...................          0.28%(5)         0.28%        0.27%         0.43%          0.56%(5)
Ratio of expenses to average
  net assets before waivers....          0.31%(5)         0.31%        0.32%         0.51%          0.56%(5)
Ratio of net investment income
  (loss) to average net
  assets.......................          2.57%(5)         1.96%        2.12%         1.73%          1.44%(5)
Portfolio turnover rate (6)....          1.95%           27.79%        5.59%        19.18%          9.70%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE TECHNOLOGY
                                                            SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                   ENDED 03/31/03     YEAR ENDED     YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                   (UNAUDITED) (1)   09/30/02 (1)   09/30/01 (1)    09/30/00    09/30/99 (2)
                                   ---------------   ------------   ------------   ----------   ------------
Net asset value, beginning of
  period.........................     $  11.84         $  19.18       $  46.44     $   41.22      $  30.09
                                      --------         --------       --------     ----------     --------
Net investment income (loss).....         0.05             0.02          (0.01)        (0.08)        (0.04)
Net realized and unrealized gain
  (loss) (3).....................         2.50            (7.34)        (27.18)         5.31         11.18
                                      --------         --------       --------     ----------     --------
Total from investment
  operations.....................         2.55            (7.32)        (27.19)         5.23         11.14
                                      --------         --------       --------     ----------     --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net............................        (0.01)           (0.02)         (0.07)        (0.01)        (0.01)
                                      --------         --------       --------     ----------     --------
Distributions to shareholders
  from:
Net investment income............        (0.04)              --             --            --            --
Net realized gains...............           --               --             --            --            --
                                      --------         --------       --------     ----------     --------
Total distributions to
  shareholders...................        (0.04)              --             --            --            --
                                      --------         --------       --------     ----------     --------
Net asset value, end of period...     $  14.34         $  11.84       $  19.18     $   46.44      $  41.22
                                      ========         ========       ========     ==========     ========
Total return (4).................        21.50%          (38.28)%       (58.71)%       12.67%        37.00%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's).........................     $900,538         $632,588       $897,427     $1,042,665     $731,719
Ratio of expenses to average net
  assets.........................         0.29%(5)         0.27%          0.28%         0.42%         0.56%(5)
Ratio of expenses to average net
  assets before waivers..........         0.32%(5)         0.30%          0.33%         0.50%         0.56%(5)
Ratio of net investment income
  (loss) to average net assets...         0.71%(5)         0.12%         (0.05)%       (0.16)%       (0.15)%(5)
Portfolio turnover rate (6)......         4.14%           17.92%         10.85%        24.34%        21.23%

See accompanying notes to financial highlights on page 48

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  THE UTILITIES
                                                             SELECT SECTOR SPDR FUND
                                        SIX MONTHS
                                      ENDED 03/31/03    YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                      (UNAUDITED) (1)    09/30/02     09/30/01     09/30/00    09/30/99 (2)
                                      ---------------   ----------   ----------   ----------   ------------
Net asset value, beginning of
  period............................     $  18.57        $  29.35     $  32.24     $  29.52      $ 29.06
                                         --------        --------     --------     --------      -------
Net investment income (loss)........         0.42            0.89         0.70         1.06         0.56
Net realized and unrealized gain
  (loss) (3)........................        (0.23)         (10.82)       (2.48)        2.86         0.45
                                         --------        --------     --------     --------      -------
Total from investment operations....         0.19           (9.93)       (1.78)        3.92         1.01
                                         --------        --------     --------     --------      -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................         0.05            0.06         0.04        (0.17)        0.05
                                         --------        --------     --------     --------      -------
Distributions to shareholders from:
Net investment income...............        (0.42)          (0.91)       (0.90)       (0.85)       (0.60)
Net realized gains..................           --              --        (0.25)       (0.18)          --
                                         --------        --------     --------     --------      -------
Total distributions to
  shareholders......................        (0.42)          (0.91)       (1.15)       (1.03)       (0.60)
                                         --------        --------     --------     --------      -------
Net asset value, end of period......     $  18.39        $  18.57     $  29.35     $  32.24      $ 29.52
                                         ========        ========     ========     ========      =======
Total return (4)....................         1.27%         (34.15)%      (5.53)%      13.21%        3.66%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)............................     $726,492        $139,244     $110,068     $108,011      $81,168
Ratio of expenses to average net
  assets............................         0.27%(5)        0.27%        0.29%        0.40%        0.57%(5)
Ratio of expenses to average net
  assets before waivers.............         0.30%(5)        0.30%        0.34%        0.50%        0.57%(5)
Ratio of net investment income
  (loss) to average net assets......         4.59%(5)        3.60%        2.87%        3.45%        2.62%(5)
Portfolio turnover rate (6).........         3.31%          56.89%       11.79%       44.57%       38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998.
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs. On June 24, 2002, the Select Sector Indexes were reconfigured to more closely align the Select Sector Indexes to the GICS Sector definitions of the S&P 500 Index. Portfolio turnover results for the year ended September 30, 2002, reflect this reconfiguration.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund (formerly known as The Cyclical/Transportation Select Sector SPDR Fund), The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund (formerly known as The Consumer Services Select Sector SPDR Fund), The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund (formerly known as The Basic Industries Select Sector SPDR Fund), The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the pricing committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At March 31, 2003, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                                        2008         2009           2010
------------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund       $  234,327   $   718,060   $    732,626
The Consumer Staples Select Sector SPDR Fund                 32,935     5,361,967      1,125,600
The Energy Select Sector SPDR Fund                          748,469       615,827      6,697,642
The Financial Select Sector SPDR Fund                       310,711     3,419,828      3,115,309
The Health Care Select Sector SPDR Fund                          --     1,393,723      2,876,921
The Industrial Select Sector SPDR Fund                           --     5,365,360        617,211
The Materials Select Sector SPDR Fund                            --     1,158,053      3,739,320
The Technology Select Sector SPDR Fund                    1,441,975    13,684,462    110,778,244
The Utilities Select Sector SPDR Fund                            --     2,084,663        419,927

During the fiscal period ended March 31, 2003, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund              $(1,221,501)
The Consumer Staples Select Sector SPDR Fund                     (1,411,378)
The Energy Select Sector SPDR Fund                                6,896,075
The Financial Select Sector SPDR Fund                             3,601,942
The Health Care Select Sector SPDR Fund                           1,578,782
The Industrial Select Sector SPDR Fund                              519,106
The Materials Select Sector SPDR Fund                               952,647
The Technology Select Sector SPDR Fund                            8,493,298
The Utilities Select Sector SPDR Fund                             3,271,232

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2001 through September 30, 2002 and have been deferred for tax purposes until fiscal year 2003:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund             $ 13,861,420
The Consumer Staples Select Sector SPDR Fund                     54,078,910
The Energy Select Sector SPDR Fund                               65,980,713
The Financial Select Sector SPDR Fund                            19,497,230
The Health Care Select Sector SPDR Fund                          17,826,608
The Industrial Select Sector SPDR Fund                           29,465,348
The Materials Select Sector SPDR Fund                             6,365,663
The Technology Select Sector SPDR Fund                          305,114,554
The Utilities Select Sector SPDR Fund                            20,169,920

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2003 the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephone meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $1,000 per committee meeting attended except for the Chairman of the Committee who receives $1,500 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee was not in effect for the first two years of the Trust's operation.

Pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a twelve-month period ending January 31, 2004. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the six months ended March 31, 2003 were as follows:

FUND                                                          WAIVER AMOUNT
---------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund              $ 18,690
The Consumer Staples Select Sector SPDR Fund                      32,838
The Energy Select Sector SPDR Fund                                44,991
The Financial Select Sector SPDR Fund                             88,606
The Health Care Select Sector SPDR Fund                           26,098
The Industrial Select Sector SPDR Fund                            31,411
The Materials Select Sector SPDR Fund                             34,556
The Technology Select Sector SPDR Fund                           138,671
The Utilities Select Sector SPDR Fund                             76,605

DISTRIBUTOR

ALPS Mutual Fund Services, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective February 1, 2002, the Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            5,600,000     $131,649,427
Dividend reinvestment SPDRs issued           --               --
SPDRs redeemed                       (3,950,000)     (93,543,453)
Net income equalization                      --          (76,967)
                                     ----------     ------------
Net increase                          1,650,000     $ 38,029,007
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           9,050,000     $ 255,809,939
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (8,650,000)     (245,294,828)
Net income equalization                     --          (143,586)
                                    ----------     -------------
Net increase                           400,000     $  10,371,525
                                    ==========     =============

THE CONSUMER STAPLES SELECT SECTOR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            3,600,000     $ 70,448,902
Dividend reinvestment SPDRs issued           74            1,475
SPDRs redeemed                       (1,850,000)     (34,731,144)
Net income equalization                      --            5,108
                                     ----------     ------------
Net increase                          1,750,074     $ 35,724,341
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,900,000    $ 148,004,142
Dividend reinvestment SPDRs
  issued                                     79            1,911
SPDRs redeemed                      (10,250,000)    (249,854,577)
Net income equalization                      --          363,633
                                    -----------    -------------
Net decrease                         (4,349,921)   $(101,484,891)
                                    ===========    =============

THE ENERGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          11,500,000     $ 252,918,353
Dividend reinvestment SPDRs
  issued                                    54             1,168
SPDRs redeemed                      (6,500,000)     (145,130,574)
Net income equalization                     --           373,159
                                    ----------     -------------
Net increase                         5,000,054     $ 108,162,106
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,850,000    $ 449,207,876
Dividend reinvestment SPDRs
  issued                                     73            1,799
SPDRs redeemed                      (15,950,000)    (378,818,909)
Net income equalization                      --         (154,379)
                                    -----------    -------------
Net increase                          1,900,073    $  70,236,387
                                    ===========    =============

THE FINANCIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           41,650,000    $ 914,705,253
Dividend reinvestment SPDRs
  issued                                  1,012           22,361
SPDRs redeemed                      (35,400,000)    (778,192,333)
Net income equalization                      --          521,157
                                    -----------    -------------
Net increase                          6,251,012    $ 137,056,438
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        414,200,000    $ 10,513,976,853
Dividend reinvestment SPDRs
  issued                                1,929              48,184
SPDRs redeemed                   (419,600,000)    (10,655,816,387)
Net income equalization                    --           1,266,156
                                 ------------    ----------------
Net decrease                       (5,398,071)   $   (140,525,194)
                                 ============    ================

THE HEALTH CARE SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            4,600,000     $122,652,285
Dividend reinvestment SPDRs issued           --               --
SPDRs redeemed                         (550,000)     (14,729,775)
Net income equalization                      --          (84,287)
                                      ---------     ------------
Net increase                          4,050,000     $107,838,223
                                      =========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           3,350,000     $  87,935,831
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (3,850,000)     (102,575,963)
Net income equalization                     --           (21,395)
                                    ----------     -------------
Net decrease                          (500,000)    $ (14,661,527)
                                    ==========     =============

THE INDUSTRIAL SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                           13,850,000     $277,724,944
Dividend reinvestment SPDRs issued            3               59
SPDRs redeemed                         (300,000)      (5,900,694)
Net income equalization                      --         (618,879)
                                     ----------     ------------
Net increase                         13,550,003     $271,205,430
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           14,350,000    $ 383,003,241
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (12,750,000)    (300,457,382)
Net income equalization                      --          265,406
                                    -----------    -------------
Net increase                          1,600,000    $  82,811,265
                                    ===========    =============

THE MATERIALS SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            7,450,000     $141,425,474
Dividend reinvestment SPDRs issued            9              170
SPDRs redeemed                       (1,250,000)     (23,448,346)
Net income equalization                      --         (441,906)
                                     ----------     ------------
Net increase                          6,200,009     $117,535,392
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           21,350,000    $ 475,875,575
Dividend reinvestment SPDRs
  issued                                      3               61
SPDRs redeemed                      (17,500,000)    (379,504,580)
Net income equalization                      --         (171,969)
                                    -----------    -------------
Net increase                          3,850,003    $  96,199,087
                                    ===========    =============

THE TECHNOLOGY SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                           14,650,000     $216,398,712
Dividend reinvestment SPDRs issued        1,081           15,598
SPDRs redeemed                       (5,300,000)     (76,759,432)
Net income equalization                      --          900,824
                                     ----------     ------------
Net increase                          9,351,081     $140,555,702
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           23,700,000    $ 528,875,535
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (17,050,000)    (353,760,346)
Net income equalization                      --          936,423
                                    -----------    -------------
Net increase                          6,650,000    $ 176,051,612
                                    ===========    =============

THE UTILITIES SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                           34,000,000     $618,573,350
Dividend reinvestment SPDRs issued           17              313
SPDRs redeemed                       (2,000,000)     (37,844,391)
Net income equalization                      --       (1,937,450)
                                     ----------     ------------
Net increase                         32,000,017     $578,791,822
                                     ==========     ============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            7,100,000     $177,557,778
Dividend reinvestment SPDRs issued           51            1,334
SPDRs redeemed                       (3,350,000)     (88,607,907)
Net income equalization                      --         (424,481)
                                     ----------     ------------
Net increase                          3,750,051     $ 88,526,724
                                     ==========     ============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2002 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund      $  183,402,554   $ 1,531,620    $ 33,289,811   $ (31,758,191)
The Consumer Staples Select Sector SPDR Fund               277,704,226       599,835      53,308,260     (52,708,425)
The Energy Select Sector SPDR Fund                         412,665,355     2,356,526      48,670,080     (46,313,554)
The Financial Select Sector SPDR Fund                      691,030,789       553,837     156,623,485    (156,069,648)
The Health Care Select Sector SPDR Fund                    225,620,999    11,289,549      12,082,477        (792,928)
The Industrial Select Sector SPDR Fund                     391,875,543     2,859,366      47,215,279     (44,355,913)
The Materials Select Sector SPDR Fund                      339,004,368     1,643,985      61,007,485     (59,363,500)
The Technology Select Sector SPDR Fund                   1,799,595,166     2,290,052     901,412,121    (899,122,069)
The Utilities Select Sector SPDR Fund                      777,165,258    20,556,743      64,487,450     (43,930,707)

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2003, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $131,235,663    $ 92,982,775
The Consumer Staples Select Sector SPDR Fund                    69,345,132      33,621,682
The Energy Select Sector SPDR Fund                             246,248,577     138,081,248
The Financial Select Sector SPDR Fund                          854,800,019     718,019,549
The Health Care Select Sector SPDR Fund                        122,531,192      14,690,040
The Industrial Select Sector SPDR Fund                         277,100,383       5,896,025
The Materials Select Sector SPDR Fund                          138,130,754      20,598,374
The Technology Select Sector SPDR Fund                         214,126,096      73,532,484
The Utilities Select Sector SPDR Fund                          596,340,402      18,290,246

For the period ended March 31, 2003, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES        SALES
----------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $ 9,791,606    $10,011,755
The Consumer Staples Select Sector SPDR Fund                    3,599,492      4,077,266
The Energy Select Sector SPDR Fund                              3,350,827      3,379,825
The Financial Select Sector SPDR Fund                          16,636,879     17,345,606
The Health Care Select Sector SPDR Fund                         5,058,733      5,455,465
The Industrial Select Sector SPDR Fund                          4,235,405      4,314,582
The Materials Select Sector SPDR Fund                           5,056,589      4,533,378
The Technology Select Sector SPDR Fund                         37,982,633     37,238,376
The Utilities Select Sector SPDR Fund                          21,832,187     16,951,846

For the period ended March 31, 2003, there were brokerage commissions on investment transactions paid to State Street Corporation as follows:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund              $ 2,265
The Consumer Staples Select Sector SPDR Fund                        630
The Energy Select Sector SPDR Fund                                3,783
The Financial Select Sector SPDR Fund                             6,177
The Health Care Select Sector SPDR Fund                             846
The Industrial Select Sector SPDR Fund                            3,392
The Materials Select Sector SPDR Fund                             3,684
The Technology Select Sector SPDR Fund                            9,926
The Utilities Select Sector SPDR Fund                            23,467

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.451, 1 for 2.606, 1 for 2.359, 1 for 2.202, 1 for 2.397, 1 for 2.266, 1 for 2.072, 1 for 3.009,and 1 for
2.906, respectively.

8.  LEGAL PROCEEDINGS

On April 30, 2003, the Trust and nineteen other defendants reached an agreement with Mopex, Inc. to completely conclude a patent infringement suit by way of a dismissal and settlement agreement with no money to be paid by the Trust or any of the other defendants to Mopex, Inc. The Trust had been named as a defendant in a complaint filed by Mopex, Inc. in the U.S. District Court for the Northern District of Illinois. Mopex, Inc.'s complaint listed twenty defendants including the Trust, its investment adviser, principal underwriter and administrator as well as other exchange-traded funds, service providers, and the Chicago Stock Exchange, Inc. Mopex, Inc. alleged that the defendants infringed a patent it holds in unspecified ways resulting from their participation in the sale of certain exchange-traded funds. Mopex, Inc. had also filed state law claims in Illinois alleging a conspiracy by the defendants to infringe the Mopex, Inc. patent.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
KATHLEEN C. CUOCOLO, PRESIDENT
DONALD A. GIGNAC, TREASURER
MARY MORAN ZEVEN, SECRETARY
STEPHANIE M. NICHOLS, ASSISTANT SECRETARY

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
2 INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
MAYER, BROWN, ROWE & MAW
1675 BROADWAY
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                INDEX FUNDS(SM)


                              [SELECT SECTOR LOGO]



"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's Depositary Receipts(R)," "SPDR," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (Upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Kathleen C. Cuocolo, the registrant's President, and Donald A. Gignac, the registrant's Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. Cuocolo and Mr. Gignac determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SDPR(R) TRUST


By:      /s/ Kathleen C. Cuocolo
         --------------------------------
         Kathleen C. Cuocolo
         President

Date:    May 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SELECT SECTOR SDPR(R) TRUST


By:      /s/ Kathleen C. Cuocolo
         -------------------------------
         Kathleen C. Cuocolo
         President

Date:    May 30, 2003


By:      /s/ Donald A. Gignac
         -------------------------------
         Donald A. Gignac
         Chief Financial Officer

Date:    May 30, 2003